UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5225

Oppenheimer Quest for Value Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2015

Item 1.	Schedule of Investments.

CONSOLIDATED STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

	Shares	Value

Common Stocks—72.9%

Consumer Discretionary—13.3%

Auto Components—0.8%

Continental AG	25,559	$5,716,426

Johnson Controls, Inc.	50,790	2,313,992

Magna International, Inc.	2,990	162,536

Valeo SA	35,919	4,789,961

		12,982,915

Automobiles—0.6%

Astra International Tbk PT	5,096,500	2,503,964

Bayerische Motoren Werke AG	26,161	2,626,273

Ford Motor Co.	78,680	1,166,824

Hero MotoCorp Ltd.	74,292	3,115,435

Suzuki Motor Corp.	10,200	356,601

		9,769,097

Diversified Consumer Services—0.6%

Bright Horizons Family Solutions, Inc.[1]	28,192	1,698,286

Dignity plc	82,731	3,148,416

Estacio Participacoes SA	217,000	899,954

Kroton Educacional SA	508,454	1,425,593

New Oriental Education & Technology Group, Inc., Sponsored ADR[1]	60,630	1,358,112

Service Corp. International	13,080	399,071

		8,929,432

Hotels, Restaurants & Leisure—2.4%

Bojangles’, Inc.[1]	4,000	99,960

Buffalo Wild Wings, Inc.[1]	5,180	1,013,105

Carnival Corp.	145,910	7,775,544

China Lodging Group Ltd., ADR[1]	908	21,029

Chipotle Mexican Grill, Inc., Cl. A1	330	244,936

Dave & Buster’s Entertainment, Inc.[1]	17,030	660,764

Domino’s Pizza Group plc	285,810	4,004,512

Dunkin’ Brands Group, Inc.	28,640	1,543,410

Fiesta Restaurant Group, Inc.[1]	10,460	608,040

Galaxy Entertainment Group Ltd.	214,000	984,318

Genting Bhd	1,053,000	2,239,488

Genting Malaysia Bhd	560,000	625,146

Genting Singapore plc	81,000	51,954

Homeinns Hotel Group, ADR[1]	34,950	1,016,696

International Game Technology plc[1]	93,144	1,844,251

Jack in the Box, Inc.	15,440	1,466,800

Jollibee Foods Corp.	240,930	1,000,451

La Quinta Holdings, Inc.[1]	24,540	520,739

Las Vegas Sands Corp.	29,770	1,668,311

McDonald’s Corp.	17,260	1,723,584

Melco Crown Entertainment Ltd., ADR	103,510	2,135,411

Papa John’s International, Inc.	12,920	976,235

Popeyes Louisiana Kitchen, Inc.[1]	21,500	1,304,620

Revel Entertainment, Inc.[1]	5,092	—

William Hill plc	770,398	4,870,404

1	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Hotels, Restaurants & Leisure (Continued)

Wingstop, Inc.[1]	8,980	$307,834

Zoe’s Kitchen, Inc.[1]	20,940	939,159

		39,646,701

Household Durables—0.4%

Cyrela Brazil Realty SA Empreendimentos e Participacoes	158,500	430,511

Harman International Industries, Inc.	3,060	329,440

Newell Rubbermaid, Inc.	27,360	1,184,141

SEB SA	39,730	4,004,984

		5,949,076

Internet & Catalog Retail—0.9%

Amazon.com, Inc.[1]	2,716	1,456,183

B2W Cia Digital[1]	61,010	320,735

Ctrip.com International Ltd., ADR[1]	36,910	2,642,018

HSN, Inc.	15,450	1,135,730

JD.com, Inc., ADR[1]	189,016	6,243,198

Netflix, Inc.[1]	3,510	401,228

Qunar Cayman Islands Ltd., ADR[1]	21,500	897,840

TripAdvisor, Inc.[1]	14,500	1,151,010

Yoox SpA[1]	31,438	1,061,409

		15,309,351

Leisure Products—0.1%

Hasbro, Inc.	11,570	911,022

Nintendo Co. Ltd.	5,000	880,977

		1,791,999

Media—2.4%

Cinemark Holdings, Inc.	29,690	1,171,567

DISH Network Corp., Cl. A1	23,400	1,511,874

Grupo Televisa SAB, Sponsored ADR	168,630	5,878,442

ProSiebenSat.1 Media SE	80,409	4,118,151

SES SA	98,330	3,044,156

Sky plc	236,133	4,202,965

Time Warner, Inc.	25,669	2,259,899

Twenty-First Century Fox, Inc., Cl. B	12,730	426,709

Walt Disney Co. (The)	93,646	11,237,520

Zee Entertainment Enterprises Ltd.	812,313	5,064,394

		38,915,677

Multiline Retail—0.9%

Burlington Stores, Inc.[1]	28,270	1,555,981

Dollar Tree, Inc.[1]	18,670	1,456,820

Dollarama, Inc.	99,284	5,909,897

Hudson’s Bay Co.	179,776	3,642,669

Kohl’s Corp.	39,370	2,414,168

Ollie’s Bargain Outlet Holdings, Inc.[1]	5,830	114,385

		15,093,920

Specialty Retail—1.2%

Asbury Automotive Group, Inc.[1]	4,750	419,425

Boot Barn Holdings, Inc.[1]	2,230	70,468

2	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Specialty Retail (Continued)

DavidsTea, Inc.[1]	2,810	$46,477

Industria de Diseno Textil SA	290,800	9,952,630

Lithia Motors, Inc., Cl. A	11,950	1,430,296

Michaels Cos., Inc. (The)[1]	36,040	913,254

Tiffany & Co.	48,380	4,629,966

TJX Cos., Inc. (The)	32,076	2,239,546

		19,702,062

Textiles, Apparel & Luxury Goods—3.0%

Brunello Cucinelli SpA	51,836	977,088

Burberry Group plc	186,321	4,680,231

Carter’s, Inc.	11,610	1,177,370

Cie Financiere Richemont SA	63,841	5,507,184

Columbia Sportswear Co.	8,590	614,529

G-III Apparel Group Ltd.[1]	28,620	2,067,223

Hermes International	7,691	2,992,882

Kering	31,318	6,037,756

LVMH Moet Hennessy Louis Vuitton SE	63,580	11,902,915

NIKE, Inc., Cl. B	11,478	1,322,495

Prada SpA	886,400	4,093,009

Skechers U.S.A., Inc., Cl. A1	11,742	1,766,584

Steven Madden Ltd.[1]	16,230	676,466

Swatch Group AG (The)	6,919	2,979,211

Tod’s SpA	19,344	1,952,497

VF Corp.	11,100	855,699

		49,603,139

Consumer Staples—5.8%

Beverages—1.3%

Ambev SA, ADR	112,470	638,830

Anadolu Efes Biracilik Ve Malt Sanayii AS	114,696	899,866

Brown-Forman Corp., Cl. B	1,395	151,232

Constellation Brands, Inc., Cl. A	7,780	933,756

Diageo plc	70,039	1,964,773

Fomento Economico Mexicano SAB de CV	206,433	1,873,111

Fomento Economico Mexicano SAB de CV, ADR	21,256	1,926,644

Heineken NV	59,251	4,663,444

Nigerian Breweries plc	1,184,729	719,640

PepsiCo, Inc.	14,510	1,398,038

Pernod Ricard SA	34,500	4,135,524

SABMiller plc	27,660	1,452,362

Tsingtao Brewery Co. Ltd., Cl. H	104,000	557,194

		21,314,414

Food & Staples Retailing—1.4%

Almacenes Exito SA	81,328	601,488

Almacenes Exito SA, GDR[2]	57,600	429,385

BIM Birlesik Magazalar AS	48,503	825,920

Casino Guichard Perrachon SA	230	17,078

Costco Wholesale Corp.	17,775	2,582,707

CP ALL PCL	3,810,000	5,186,995

CVS Health Corp.	16,700	1,878,249

3	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food & Staples Retailing (Continued)

Kroger Co. (The)	14,060	$551,714

Magnit PJSC[1]	29,072	5,816,062

Spar Group Ltd. (The)	164,864	2,578,227

Sumber Alfaria Trijaya Tbk PT	6,600	289

Walgreens Boots Alliance, Inc.	15,350	1,483,270

Wal-Mart de Mexico SAB de CV	315,962	765,957

Wal-Mart Stores, Inc.	11,670	840,007

		23,557,348

Food Products—2.1%

Aryzta AG1	71,307	3,620,919

Barry Callebaut AG1	2,605	2,914,366

Blue Buffalo Pet Products, Inc.[1]	7,140	199,492

ConAgra Foods, Inc.	19,270	849,036

Danone SA	38,815	2,628,079

Freshpet, Inc.[1]	15,950	263,494

Hain Celestial Group, Inc. (The)[1]	19,840	1,348,723

J&J Snack Foods Corp.	4,794	567,418

Kraft Heinz Co.	24,150	1,919,200

Nestle SA	44,070	3,338,269

Saputo, Inc.	134,013	3,070,971

Tingyi Cayman Islands Holding Corp.	1,004,000	1,925,997

Ulker Biskuvi Sanayi AS	46,071	257,047

Unilever plc	211,694	9,597,670

Want Want China Holdings Ltd.	1,283,000	1,328,572

		33,829,253

Household Products—0.8%

Colgate-Palmolive Co.	93,980	6,392,520

Procter & Gamble Co. (The)	8,490	651,183

Reckitt Benckiser Group plc	46,242	4,439,433

Reckitt Benckiser Group plc, Sponsored ADR	98,360	1,908,184

Unilever Indonesia Tbk PT	60,500	178,828

		13,570,148

Personal Products—0.0%

Colgate-Palmolive India Ltd.	782	24,025

Natura Cosmeticos SA	34,900	259,512

		283,537

Tobacco—0.2%

Philip Morris International, Inc.	9,420	805,693

Reynolds American, Inc.	9,244	793,043

Swedish Match AB	64,436	1,972,496

		3,571,232

Energy—2.0%

Energy Equipment & Services—0.5%

China Oilfield Services Ltd., Cl. H	340,000	416,417

Halliburton Co.	12,890	538,673

Patterson-UTI Energy, Inc.	36,420	600,384

Schlumberger Ltd.	14,750	1,221,595

4	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Energy Equipment & Services (Continued)

Technip SA	79,130	$4,506,405

Tenaris SA, ADR	61,150	1,537,922

		8,821,396

Oil, Gas & Consumable Fuels—1.5%

Anadarko Petroleum Corp.	17,990	1,337,556

BP plc, Sponsored ADR	48,470	1,791,936

Chesapeake Energy Corp.	32,600	282,316

ConocoPhillips	14,560	732,950

Diamondback Energy, Inc.[1]	15,550	1,046,515

Enbridge, Inc.	37,660	1,640,470

EOG Resources, Inc.	10,400	802,776

Koninklijke Vopak NV	72,812	3,807,608

Matador Resources Co.[1]	16,190	356,666

NOVATEK OAO, Sponsored GDR	42,700	4,259,159

Occidental Petroleum Corp.	21,300	1,495,260

Phillips 66	14,010	1,113,795

Pioneer Natural Resources Co.	4,570	579,339

Repsol SA	112,898	1,899,259

Suncor Energy, Inc.	111,620	3,143,219

		24,288,824

Financials—12.0%

Capital Markets—2.8%

Charles Schwab Corp. (The)	57,420	2,002,810

Credit Suisse Group AG1	152,852	4,497,310

Deutsche Bank AG	111,535	3,931,928

Goldman Sachs Group, Inc. (The)	40,580	8,321,740

HFF, Inc., Cl. A	14,725	674,994

ICAP plc	638,261	5,146,475

Invesco Ltd.	30,220	1,166,492

Morgan Stanley	104,280	4,050,235

Nomura Holdings, Inc.	259,900	1,852,604

State Street Corp.	26,120	1,999,747

T. Rowe Price Group, Inc.	9,830	758,188

Tullett Prebon plc	211,420	1,337,696

UBS Group AG1	466,788	10,729,612

		46,469,831

Commercial Banks—4.0%

Banca Monte dei Paschi di Siena SpA[1]	520,195	1,029,246

Banco Bilbao Vizcaya Argentaria SA	385,732	3,897,739

Bancolombia SA, Sponsored ADR	20,910	807,126

Bank of America Corp.	163,710	2,927,135

Bank of the Ozarks, Inc.	25,470	1,123,736

Citigroup, Inc.	228,140	13,337,064

Commercial International Bank Egypt SAE	148,451	1,061,686

Grupo Aval Acciones y Valores SA, ADR	179,160	1,549,734

Grupo Financiero Banorte SAB de CV, Cl. O	522,396	2,759,742

Grupo Financiero Inbursa SAB de CV, Cl. O	758,088	1,717,313

Guaranty Trust Bank plc	4,233,048	488,543

ICICI Bank Ltd., Sponsored ADR	1,006,460	10,135,052

5	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks (Continued)

Intesa Sanpaolo SpA, Sponsored ADR	36,860	$854,783

Itau Unibanco Holding SA, ADR	255,619	2,218,773

JPMorgan Chase & Co.	101,320	6,943,460

Kotak Mahindra Bank Ltd.	49,150	533,392

Pinnacle Financial Partners, Inc.	11,200	594,608

PrivateBancorp, Inc.	18,330	757,762

Signature Bank[1]	8,220	1,196,750

Societe Generale SA	64,270	3,155,356

Sumitomo Mitsui Financial Group, Inc.	86,500	3,881,360

SVB Financial Group[1]	4,260	609,606

Western Alliance Bancorp[1]	39,850	1,348,126

Zenith Bank plc	6,824,281	550,191

Zions Bancorporation	51,031	1,591,657

		65,069,940

Consumer Finance—0.3%

Ally Financial, Inc.[1]	129,840	2,956,457

Capital One Financial Corp.	16,950	1,378,035

Navient Corp.	20,780	326,246

		4,660,738

Diversified Financial Services—1.1%

BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	1,029,100	3,137,839

Grupo de Inversiones Suramericana SA	87,138	1,119,481

Haci Omer Sabanci Holding AS	446,076	1,526,228

Hong Kong Exchanges & Clearing Ltd.	73,157	1,980,965

MarketAxess Holdings, Inc.	12,250	1,198,050

McGraw Hill Financial, Inc.	84,620	8,610,085

		17,572,648

Insurance—2.7%

AIA Group Ltd.	457,600	2,984,732

Allianz SE	32,835	5,382,959

Allstate Corp. (The)	10,080	695,016

American International Group, Inc.	64,320	4,124,199

Aon plc	31,090	3,132,939

China Life Insurance Co. Ltd., Cl. H	402,000	1,470,932

China Pacific Insurance Group Co. Ltd., Cl. H	296,600	1,238,424

Dai-ichi Life Insurance Co. Ltd. (The)	247,900	5,037,548

FNF Group	70,590	2,759,363

Genworth Financial, Inc., Cl. A1	96,020	673,100

MetLife, Inc.	45,520	2,537,285

Old Mutual plc	684,783	2,260,325

People’s Insurance Co. Group of China Ltd., Cl. H	735,000	379,759

PICC Property & Casualty Co. Ltd., Cl. H	452,000	933,910

Prudential plc	400,612	9,425,168

Sul America SA	142,660	719,977

		43,755,636

Real Estate Investment Trusts (REITs)—0.1%

Equity Residential	9,480	709,199

6	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Investment Trusts (REITs) (Continued)

Public Storage	4,620	$947,931

		1,657,130

Real Estate Management & Development—0.6%

DLF Ltd.	1,962,588	3,514,345

Global Logistic Properties Ltd.[1]	317,000	533,284

Hang Lung Group Ltd.	204,500	924,174

Hang Lung Properties Ltd.	751,570	2,154,938

Marcus & Millichap, Inc.[1]	14,850	760,914

Realogy Holdings Corp.[1]	1,880	85,578

SM Prime Holdings, Inc.	3,811,103	1,786,418

SOHO China Ltd.	643,500	406,404

Wallace Theater Holdings, Inc.[1,3]	430	4

		10,166,059

Thrifts & Mortgage Finance—0.4%

Essent Group Ltd.[1]	21,840	639,257

Housing Development Finance Corp. Ltd.	320,039	6,670,213

		7,309,470

Health Care—10.8%

Biotechnology—3.3%

ACADIA Pharmaceuticals, Inc.[1]	58,140	2,837,813

Amgen, Inc.	7,130	1,259,087

Baxalta, Inc.[1]	17,050	559,752

Biogen, Inc.[1]	21,450	6,837,831

BioMarin Pharmaceutical, Inc.[1]	24,930	3,646,511

Bluebird Bio, Inc.[1]	12,690	2,104,383

Celgene Corp.[1]	13,106	1,720,163

Celldex Therapeutics, Inc.[1]	143,290	3,374,480

Cepheid[1]	15,560	864,980

Circassia Pharmaceuticals plc[1]	543,414	2,552,334

Clovis Oncology, Inc.[1]	23,590	1,991,704

CSL Ltd.	57,700	4,168,710

Dyax Corp.[1]	13,710	337,403

Gilead Sciences, Inc.	83,020	9,784,737

Grifols SA	76,635	3,386,003

MacroGenics, Inc.[1]	18,480	694,848

Medivation, Inc.[1]	13,120	1,381,930

Neurocrine Biosciences, Inc.[1]	12,620	632,514

PTC Therapeutics, Inc.[1]	9,100	466,011

Receptos, Inc.[1]	2,970	676,744

Repligen Corp.[1]	17,730	620,727

Ultragenyx Pharmaceutical, Inc.[1]	8,710	1,053,300

Vertex Pharmaceuticals, Inc.[1]	27,715	3,741,525

		54,693,490

Health Care Equipment & Supplies—1.6%

Abbott Laboratories	35,630	1,806,085

ABIOMED, Inc.[1]	3,700	286,602

Baxter International, Inc.	17,050	683,364

Cantel Medical Corp.	17,790	976,315

7	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Equipment & Supplies (Continued)

Cardiovascular Systems, Inc.[1]	9,050	$270,052

Coloplast AS, Cl. B	23,308	1,680,443

DexCom, Inc.[1]	22,861	1,935,184

DiaSorin SpA	19,257	883,779

Essilor International SA	23,600	3,020,612

Hologic, Inc.[1]	9,360	389,937

Inogen, Inc.[1]	14,410	640,668

K2M Group Holdings, Inc.[1]	26,720	611,354

Medtronic plc	2,320	181,865

Merit Medical Systems, Inc.[1]	36,060	921,694

Sonova Holding AG	25,410	3,616,741

Spectranetics Corp. (The)[1]	12,090	206,739

St. Jude Medical, Inc.	31,970	2,360,025

West Pharmaceutical Services, Inc.	10,540	631,030

William Demant Holding AS1	28,175	2,144,903

Zimmer Biomet Holdings, Inc.	33,460	3,482,182

		26,729,574

Health Care Providers & Services—2.3%

Acadia Healthcare Co., Inc.[1]	27,180	2,168,420

Aetna, Inc.	64,450	7,280,917

Anthem, Inc.	43,420	6,698,403

Apollo Hospitals Enterprise Ltd.	62,891	1,338,593

Cardinal Health, Inc.	38,260	3,251,335

Centene Corp.[1]	20,130	1,411,717

Diagnosticos da America SA	127,900	381,016

Diplomat Pharmacy, Inc.[1]	12,300	568,014

ExamWorks Group, Inc.[1]	18,940	664,415

HCA Holdings, Inc.[1]	14,090	1,310,511

HealthEquity, Inc.[1]	20,460	688,684

Humana, Inc.	860	156,597

LifePoint Health, Inc.[1]	9,008	746,403

Sinopharm Group Co. Ltd., Cl. H	527,400	2,030,015

Sonic Healthcare Ltd.	99,100	1,496,434

Team Health Holdings, Inc.[1]	27,520	1,855,123

Teladoc, Inc.[1]	7,470	235,828

UnitedHealth Group, Inc.	26,160	3,175,824

VCA, Inc.[1]	26,320	1,619,470

		37,077,719

Health Care Technology—0.1%

Omnicell, Inc.[1]	20,830	760,712

Press Ganey Holdings, Inc.[1]	7,890	247,036

Veeva Systems, Inc., Cl. A1	20,400	549,168

		1,556,916

Life Sciences Tools & Services—0.3%

Divi’s Laboratories Ltd.[1]	2,285	70,040

ICON plc[1]	8,080	652,864

Illumina, Inc.[1]	470	103,071

INC Research Holdings, Inc., Cl. A1	9,350	467,780

Quintiles Transnational Holdings, Inc.[1]	11,110	852,359

8	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Life Sciences Tools & Services (Continued)

Thermo Fisher Scientific, Inc.	9,990	$1,393,905

WuXi PharmaTech Cayman, Inc., ADR[1]	11,693	485,260

		4,025,279

Pharmaceuticals—3.2%

Akorn, Inc.[1]	12,550	578,680

Allergan plc[1]	13,110	4,341,377

Bayer AG	37,377	5,521,150

Bristol-Myers Squibb Co.	7,151	469,392

Cipla Ltd.	96,853	1,070,512

Depomed, Inc.[1]	18,360	578,340

Dr. Reddy’s Laboratories Ltd.	35,705	2,283,105

Eli Lilly & Co.	21,530	1,819,500

Galenica AG	2,866	3,265,390

Glenmark Pharmaceuticals Ltd.[1]	34,175	536,598

Lupin Ltd.	12,940	342,748

Merck & Co., Inc.	25,440	1,499,942

Novo Nordisk AS, Cl. B	103,278	6,097,959

Perrigo Co. plc	4,020	772,644

Pfizer, Inc.	109,230	3,938,834

Roche Holding AG	28,445	8,205,826

Roche Holding AG, Sponsored ADR	30,750	1,110,383

Shire plc	29,860	2,653,239

Sun Pharmaceutical Industries Ltd.	73,347	943,085

Tetraphase Pharmaceuticals, Inc.[1]	11,470	545,399

Teva Pharmaceutical Industries Ltd., Sponsored ADR	44,390	3,063,798

Theravance Biopharma, Inc.[1]	18,852	236,404

Theravance, Inc.	74,520	1,141,646

Valeant Pharmaceuticals International, Inc.[1]	6,486	1,670,340

		52,686,291

Industrials—9.6%

Aerospace & Defense—1.6%

Airbus Group SE	185,590	13,168,506

Curtiss-Wright Corp.	9,720	654,836

Embraer SA	253,600	1,770,189

Embraer SA, Sponsored ADR	154,830	4,312,016

Lockheed Martin Corp.	5,930	1,228,103

Rolls-Royce Holdings plc[1]	305,402	3,785,791

TransDigm Group, Inc.[1]	2,890	654,007

		25,573,448

Air Freight & Couriers—0.6%

FedEx Corp.	7,370	1,263,366

Royal Mail plc	477,134	3,761,960

United Parcel Service, Inc., Cl. B	40,370	4,132,273

XPO Logistics, Inc.[1]	20,540	890,409

		10,048,008

Airlines—0.1%

Allegiant Travel Co., Cl. A	6,016	1,279,784

9	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Airlines (Continued)

Delta Air Lines, Inc.	15,640	$693,477

		1,973,261

Building Products—0.7%

A.O. Smith Corp.	34,550	2,481,381

Allegion plc	4,190	264,892

Apogee Enterprises, Inc.	13,750	758,725

Assa Abloy AB, Cl. B	260,805	5,278,590

Continental Building Products, Inc.[1]	23,730	504,025

Lennox International, Inc.	9,580	1,131,110

Masonite International Corp.[1]	9,680	668,598

Nortek, Inc.[1]	5,864	478,444

		11,565,765

Commercial Services & Supplies—0.7%

Aggreko plc	130,576	2,435,154

Cintas Corp.	11,970	1,023,435

Edenred	116,944	2,917,868

Mobile Mini, Inc.	28,220	1,047,809

Prosegur Cia de Seguridad SA	610,756	3,235,860

Waste Management, Inc.	28,420	1,453,115

		12,113,241

Construction & Engineering—0.4%

Boskalis Westminster NV	56,610	2,768,450

CIMIC Group Ltd.	103,700	1,801,687

FLSmidth & Co. AS	30,212	1,350,713

Larsen & Toubro Ltd.	21,963	613,943

Trevi Finanziaria Industriale SpA	184,009	341,160

		6,875,953

Electrical Equipment—1.6%

ABB Ltd.[1]	75,877	1,540,627

Acuity Brands, Inc.	2,680	539,189

Eaton Corp. plc	43,410	2,629,778

Emerson Electric Co.	44,900	2,323,575

Legrand SA	60,820	3,742,379

Nidec Corp.	125,100	11,231,829

Prysmian SpA	60,872	1,396,531

Schneider Electric SE	45,570	3,179,360

		26,583,268

Industrial Conglomerates—0.8%

3M Co.	29,700	4,494,798

Danaher Corp.	30,924	2,831,402

Jardine Strategic Holdings Ltd.	61,072	1,836,423

Siemens AG	15,647	1,675,061

SM Investments Corp.	96,013	1,873,913

		12,711,597

Machinery—1.3%

Aalberts Industries NV	153,255	4,813,459

Atlas Copco AB, Cl. A	147,045	4,013,937

10	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Machinery (Continued)

Caterpillar, Inc.	16,080	$1,264,370

FANUC Corp.	12,800	2,141,368

Ingersoll-Rand plc	16,130	990,382

Middleby Corp. (The)[1]	19,140	2,348,478

Parker-Hannifin Corp.	10,560	1,190,640

Stanley Black & Decker, Inc.	7,540	795,395

Wabtec Corp.	23,770	2,405,286

Weir Group plc (The)	65,345	1,567,964

		21,531,279

Professional Services—0.6%

Experian plc	201,707	3,779,357

Intertek Group plc	95,340	3,642,776

SGS SA	1,189	2,270,111

TransUnion[1]	8,220	206,322

		9,898,566

Road & Rail—0.1%

CSX Corp.	41,700	1,304,376

Trading Companies & Distributors—0.9%

Brenntag AG	59,815	3,327,833

Bunzl plc	169,378	4,850,103

Travis Perkins plc	30,750	1,078,018

Wolseley plc	68,883	4,573,183

		13,829,137

Transportation Infrastructure—0.2%

Airports of Thailand PCL	51,800	431,970

DP World Ltd.	109,606	2,493,536

Grupo Aeroportuario del Sureste SAB de CV, Cl. B	44,165	660,262

		3,585,768

Information Technology—15.2%

Communications Equipment—0.8%

Nokia OYJ	445,483	3,142,135

Telefonaktiebolaget LM Ericsson, Cl. B	896,501	9,588,116

		12,730,251

Electronic Equipment, Instruments, & Components—1.7%

Cognex Corp.	19,920	901,778

Hoya Corp.	102,700	4,344,938

Keyence Corp.	16,250	8,214,004

Kyocera Corp.	73,100	3,768,791

Murata Manufacturing Co. Ltd.	47,600	7,041,560

Spectris plc	75,232	2,293,234

TE Connectivity Ltd.	36,240	2,207,741

		28,772,046

Internet Software & Services—3.9%

Alibaba Group Holding Ltd., Sponsored ADR[1]	55,800	4,371,372

Baidu, Inc., Sponsored ADR[1]	22,270	3,845,138

comScore, Inc.[1]	9,300	544,050

11	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Internet Software & Services (Continued)

CoStar Group, Inc.[1]	9,880	$1,988,745

Demandware, Inc.[1]	10,980	829,649

eBay, Inc.[1]	214,610	6,034,833

Facebook, Inc., Cl. A1	106,240	9,987,622

Google, Inc., Cl. A1	11,909	7,830,167

Google, Inc., Cl. C1	9,252	5,788,144

LinkedIn Corp., Cl. A1	15,920	3,235,899

MercadoLibre, Inc.	13,510	1,765,622

NAVER Corp.	3,773	1,685,500

Qihoo 360 Technology Co. Ltd., ADR[1]	19,190	1,189,972

Telecity Group plc	95,830	1,636,232

Tencent Holdings Ltd.	308,785	5,739,617

United Internet AG	59,594	2,948,270

Yahoo Japan Corp.	799,100	3,498,620

Yandex NV, Cl. A1	92,270	1,283,476

		64,202,928

IT Services—1.8%

Amadeus IT Holding SA, Cl. A	111,007	4,835,852

Computer Sciences Corp.	20,470	1,339,352

Earthport plc[1]	859,674	577,155

Infosys Ltd.	293,458	4,941,371

International Business Machines Corp.	7,890	1,278,101

MasterCard, Inc., Cl. A	32,500	3,165,500

PayPal Holdings, Inc.[1]	197,850	7,656,795

Tata Consultancy Services Ltd.	57,119	2,237,137

Visa, Inc., Cl. A	39,432	2,970,807

		29,002,070

Semiconductors & Semiconductor Equipment—2.4%

Altera Corp.	121,530	6,035,180

Ambarella, Inc.[1]	8,640	1,001,117

ARM Holdings plc	140,250	2,200,652

ASML Holding NV	20,259	2,014,915

Broadcom Corp., Cl. A	46,930	2,375,127

Cavium, Inc.[1]	22,500	1,525,500

Infineon Technologies AG	440,582	4,939,652

Intel Corp.	63,970	1,851,932

Maxim Integrated Products, Inc.	168,060	5,720,762

MediaTek, Inc.	245,000	2,573,097

Micron Technology, Inc.[1]	49,886	923,390

Microsemi Corp.[1]	15,240	502,006

Monolithic Power Systems, Inc.	39,640	2,049,784

Taiwan Semiconductor Manufacturing Co. Ltd.	1,061,000	4,660,118

Texas Instruments, Inc.	5,570	278,389

		38,651,621

Software—4.0%

Adobe Systems, Inc.[1]	75,470	6,187,785

AVEVA Group plc	52,470	1,805,393

Check Point Software Technologies Ltd.[1]	12,010	970,048

CyberArk Software Ltd.[1]	6,870	406,223

12	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Software (Continued)

Dassault Systemes	51,885	$3,913,630

Electronic Arts, Inc.[1]	10,020	716,931

Ellie Mae, Inc.[1]	11,310	887,269

Gemalto NV	42,106	3,617,292

Globant SA1	14,460	459,828

Guidewire Software, Inc.[1]	29,710	1,754,376

HubSpot, Inc.[1]	25,560	1,378,962

Intuit, Inc.	61,260	6,479,470

Manhattan Associates, Inc.[1]	13,200	855,624

Microsoft Corp.	66,500	3,105,550

Oracle Corp.	148,620	5,935,883

Paylocity Holding Corp.[1]	33,550	1,205,116

Proofpoint, Inc.[1]	34,650	2,241,855

Rapid7, Inc.[1]	3,400	78,132

SAP SE	129,726	9,301,535

ServiceNow, Inc.[1]	30,150	2,427,075

Synopsys, Inc.[1]	22,810	1,159,660

Tableau Software, Inc., Cl. A1	14,540	1,522,920

Temenos Group AG1	81,438	2,987,147

Tyler Technologies, Inc.[1]	16,670	2,326,132

Ultimate Software Group, Inc. (The)[1]	12,320	2,269,467

Verint Systems, Inc.[1]	9,180	534,460

Workday, Inc., Cl. A1	13,240	1,116,529

		65,644,292

Technology Hardware, Storage & Peripherals—0.6%

Apple, Inc.	32,091	3,892,638

EMC Corp.	20,770	558,505

Lenovo Group Ltd.	2,834,000	3,065,688

SanDisk Corp.	14,510	874,808

Western Digital Corp.	16,060	1,382,124

		9,773,763

Materials—2.0%

Chemicals—1.1%

Asian Paints Ltd.	23,992	330,374

Eastman Chemical Co.	8,250	646,800

Essentra plc	336,446	4,791,958

Linde AG	17,533	3,315,651

LyondellBasell Industries NV, Cl. A	7,220	677,453

Sherwin-Williams Co. (The)	2,030	563,853

Sika AG	851	3,083,056

Syngenta AG	12,602	5,194,715

		18,603,860

Construction Materials—0.5%

Ambuja Cements Ltd.	229,605	833,885

Caesarstone Sdot-Yam Ltd.	9,610	689,421

Headwaters, Inc.[1]	23,240	441,793

Indocement Tunggal Prakarsa Tbk PT	534,000	789,628

James Hardie Industries plc	251,100	3,479,271

Semen Indonesia Persero Tbk PT	831,500	619,834

13	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Construction Materials (Continued)

Ultratech Cement Ltd.[1]	20,197	$990,378

		7,844,210

Containers & Packaging—0.0%

Berry Plastics Group, Inc.[1]	23,750	773,300

Metals & Mining—0.3%

Alrosa AO1	1,068,238	1,246,307

BHP Billiton Ltd., Sponsored ADR	10,800	414,396

First Quantum Minerals Ltd.	65,529	523,591

Freeport-McMoRan, Inc.	22,490	264,257

Glencore plc	502,970	1,631,491

Real Gold Mining Ltd.[1]	273,000	352

		4,080,394

Paper & Forest Products—0.1%

Louisiana-Pacific Corp.[1]	91,110	1,342,961

Telecommunication Services—1.9%

Diversified Telecommunication Services—1.1%

BT Group plc, Cl. A	671,022	4,866,014

Iliad SA	12,780	3,033,779

Inmarsat plc	182,420	2,528,583

Nippon Telegraph & Telephone Corp.	149,000	5,738,711

Verizon Communications, Inc.	29,900	1,399,021

		17,566,108

Wireless Telecommunication Services—0.8%

America Movil SAB de CV, Cl. L, ADR	74,920	1,451,950

KDDI Corp.	168,600	4,297,392

MTN Group Ltd.	119,293	1,989,413

T-Mobile US, Inc.[1]	8,540	347,236

Vodafone Group plc	1,320,730	4,990,355

		13,076,346

Utilities—0.3%

Electric Utilities—0.2%

Edison International	60,030	3,602,400

NextEra Energy, Inc.	5,310	558,612

		4,161,012

Multi-Utilities—0.1%

PG&E Corp.	10,590	556,081

WEC Energy Group, Inc.	11,530	564,970

		1,121,051

Total Common Stocks (Cost $1,007,045,505)		1,195,300,122

Preferred Stocks—0.7%

Banco Davivienda SA, Preference	67,078	616,745

Bayerische Motoren Werke (BMW) AG, Preference	70,159	5,491,980

Cia Brasileira de Distribuicao, Preference	87,073	1,907,293

Lojas Americanas SA, Preference	512,012	2,578,042

14	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Preferred Stocks (Continued)

Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	21,135,219	$286,777

Total Preferred Stocks (Cost $10,343,902)		10,880,837
	Units

Rights, Warrants and Certificates—0.0%

Genting Bhd Wts., Strike Price 7.96MYR, Exp. 12/18/18[1] (Cost $77,776)	123,800	32,208
	Principal Amount

Non-Convertible Corporate Bonds and Notes—10.9%

Consumer Discretionary—2.5%

Auto Components—0.3%

Affinia Group, Inc., 7.75% Sr. Unsec. Nts., 5/1/21	$665,000	696,587

Gates Global LLC/Gates Global Co., 6% Sr. Unsec. Nts., 7/15/22[2]	910,000	812,175

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875% Sr. Unsec. Nts., 2/1/22	1,150,000	1,194,562

Lear Corp., 4.75% Sr. Unsec. Nts., 1/15/23	805,000	802,988

MPG Holdco I, Inc., 7.375% Sr. Unsec. Nts., 10/15/22	1,085,000	1,158,292

		4,664,604

Automobiles—0.1%

General Motors Co., 5% Sr. Unsec. Nts., 4/1/35	665,000	644,395

Jaguar Land Rover Automotive plc, 5.625% Sr. Unsec. Nts., 2/1/23[2]	555,000	562,631

ZF North America Capital, Inc., 4.50% Sr. Unsec. Nts., 4/29/22[2]	295,000	291,681

		1,498,707

Distributors—0.0%

LKQ Corp., 4.75% Sr. Unsec. Nts., 5/15/23	610,000	584,075

Hotels, Restaurants & Leisure—0.5%

1011778 B.C. ULC/New Red Finance, Inc., 6% Sec. Nts., 4/1/22[2]	665,000	688,142

Boyd Gaming Corp., 6.875% Sr. Unsec. Nts., 5/15/23	330,000	343,200

Caesars Entertainment Resort Properties LLC, 11% Sec. Nts., 10/1/21	335,000	284,750

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.375% Sec. Nts., 5/1/22	195,000	152,100

Churchill Downs, Inc., 5.375% Sr. Unsec. Nts., 12/15/21	485,000	499,550

Greektown Holdings LLC/Greektown Mothership Corp., 8.875% Sr. Sec. Nts., 3/15/19[2]	680,000	724,200

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/21	550,000	575,437

International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[2]	480,000	475,800

Isle of Capri Casinos, Inc., 5.875% Sr. Unsec. Nts., 3/15/21	251,000	261,667

Landry’s, Inc., 9.375% Sr. Unsec. Nts., 5/1/20[2]	935,000	1,007,462

MCE Finance Ltd., 5% Sr. Unsec. Nts., 2/15/21[2]	430,000	410,650

MGM Resorts International:
6.00% Sr. Unsec. Nts., 3/15/23	600,000	612,000
6.625% Sr. Unsec. Nts., 12/15/21	55,000	58,369
6.75% Sr. Unsec. Nts., 10/1/20	390,000	419,250

NCL Corp. Ltd., 5.25% Sr. Unsec. Nts., 11/15/19[2]	315,000	327,600

PF Chang’s China Bistro, Inc., 10.25% Sr. Unsec. Nts., 6/30/20[2]	285,000	295,688

Pinnacle Entertainment, Inc., 6.375% Sr. Unsec. Nts., 8/1/21	475,000	514,781

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.375% Sr. Sec. Nts., 6/1/21[2]	365,000	349,488

15	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

Viking Cruises Ltd., 8.50% Sr. Unsec. Nts., 10/15/22[2]	$395,000	$440,919

		8,441,053

Household Durables—0.2%

Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	240,000	249,300

KB Home:
7.00% Sr. Unsec. Nts., 12/15/21	550,000	571,313
7.625% Sr. Unsec. Nts., 5/15/23	640,000	673,600

Lennar Corp.:
4.75% Sr. Unsec. Nts., 11/15/22	100,000	100,688
4.75% Sr. Unsec. Nts., 5/30/25	360,000	351,900

Meritage Homes Corp., 7.15% Sr. Unsec. Nts., 4/15/20	730,000	790,225

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25% Sr. Unsec. Nts., 4/15/21[2]	500,000	501,250

		3,238,276

Media—0.9%

Altice Financing SA, 6.50% Sec. Nts., 1/15/22[2]	1,140,000	1,188,450

Altice Finco SA, 8.125% Sec. Nts., 1/15/24[2]	400,000	417,000

CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% Sr. Unsec. Nts., 5/1/23[2]	730,000	725,437
5.75% Sr. Unsec. Nts., 9/1/23	375,000	384,844

DISH DBS Corp.:
5.875% Sr. Unsec. Nts., 11/15/24	1,660,000	1,614,350
6.75% Sr. Unsec. Nts., 6/1/21	180,000	190,800

DreamWorks Animation SKG, Inc., 6.875% Sr. Unsec. Nts., 8/15/20[2]	355,000	352,337

Entercom Radio LLC, 10.50% Sr. Unsec. Nts., 12/1/19	270,000	288,900

Gannett Co., Inc., 5.50% Sr. Unsec. Nts., 9/15/24[2]	1,385,000	1,395,387

Gray Television, Inc., 7.50% Sr. Unsec. Nts., 10/1/20	955,000	1,014,688

iHeartCommunications, Inc., 9% Sr. Sec. Nts., 12/15/19	500,000	482,500

LIN Television Corp., 6.375% Sr. Unsec. Nts., 1/15/21	985,000	1,015,781

Nexstar Broadcasting, Inc.:
6.125% Sr. Unsec. Nts., 2/15/22[2]	290,000	297,975
6.875% Sr. Unsec. Nts., 11/15/20	370,000	393,588

Numericable SFR SAS, 6% Sr. Sec. Nts., 5/15/22[2]	1,160,000	1,182,040

Sinclair Television Group, Inc.:
5.625% Sr. Unsec. Nts., 8/1/24[2]	490,000	483,875
6.125% Sr. Unsec. Nts., 10/1/22	690,000	715,875

Tribune Media Co., 5.875% Sr. Unsec. Nts., 7/15/22[2]	235,000	241,627

UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21[2]	661,500	715,247

UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[2]	724,500	776,121

		13,876,822

Multiline Retail—0.1%

Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23[2]	1,350,000	1,431,000

Neiman Marcus Group Ltd., Inc., 8.75% Sr. Unsec. Nts., 10/15/21[2,4]	545,000	587,237

		2,018,237

Specialty Retail—0.3%

Apex Tool Group LLC, 7% Sr. Unsec. Nts., 2/1/21[2]	1,055,000	952,138

CST Brands, Inc., 5% Sr. Unsec. Nts., 5/1/23	285,000	285,000

16	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Specialty Retail (Continued)

GameStop Corp., 5.50% Sr. Unsec. Nts., 10/1/19[2]	$595,000	$621,031

L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	885,000	999,501

Michaels Stores, Inc., 5.875% Sr. Sub. Nts., 12/15/20[2]	972,000	1,025,460

Sally Holdings LLC/Sally Capital, Inc., 5.75% Sr. Unsec. Nts., 6/1/22	455,000	476,613

Stackpole International Intermediate Co., 7.75% Sr. Sec. Nts., 10/15/21[2]	800,000	770,000

		5,129,743

Textiles, Apparel & Luxury Goods—0.1%

American Achievement Corp., 10.875% Sec. Nts., 4/15/16[2]	295,000	290,575

Levi Strauss & Co.:
5.00% Sr. Unsec. Nts., 5/1/25	495,000	480,150
6.875% Sr. Unsec. Nts., 5/1/22	105,000	113,794

PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	390,000	394,875

Springs Industries, Inc., 6.25% Sr. Sec. Nts., 6/1/21	595,000	595,000

		1,874,394

Consumer Staples—0.4%

Beverages—0.0%

Constellation Brands, Inc., 4.75% Sr. Unsec. Nts., 11/15/24	490,000	501,025

Food & Staples Retailing—0.1%

Ingles Markets, Inc., 5.75% Sr. Unsec. Nts., 6/15/23	190,000	194,750

Rite Aid Corp.:
6.125% Sr. Unsec. Nts., 4/1/23[2]	490,000	510,825
6.75% Sr. Unsec. Nts., 6/15/21	755,000	804,075

		1,509,650

Food Products—0.2%

Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875% Sr. Sec. Nts., 2/1/21	173,000	186,191

Dean Foods Co., 6.50% Sr. Unsec. Nts., 3/15/23[2]	575,000	590,812

Kraft Heinz Foods Co., 4.875% Sec. Nts., 2/15/25[2]	285,000	306,019

Pilgrim’s Pride Corp., 5.75% Sr. Unsec. Nts., 3/15/25[2]	210,000	215,250

Post Holdings, Inc.:
6.75% Sr. Unsec. Nts., 12/1/21[2]	195,000	196,950
7.375% Sr. Unsec. Nts., 2/15/22	660,000	676,619

		2,171,841

Household Products—0.0%

Spectrum Brands, Inc.:
6.125% Sr. Unsec. Nts., 12/15/24[2]	115,000	120,058
6.375% Sr. Unsec. Nts., 11/15/20	370,000	395,900

		515,958

Personal Products—0.0%

Revlon Consumer Products Corp., 5.75% Sr. Unsec. Nts., 2/15/21	495,000	499,950

Tobacco—0.1%

Vector Group Ltd., 7.75% Sr. Sec. Nts., 2/15/21	640,000	685,600

17	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Energy—1.1%

Energy Equipment & Services

Eletson Holdings, 9.625% Sr. Sec. Nts., 1/15/22[3]	$585,000	$570,375

Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20	400,000	340,000

Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	330,000	321,750

		1,232,125

Oil, Gas & Consumable Fuels—1.0%

Antero Resources Corp., 6% Sr. Unsec. Nts., 12/1/20	480,000	488,400

Bill Barrett Corp., 7.625% Sr. Unsec. Nts., 10/1/19	255,000	230,137

California Resources Corp., 5.50% Sr. Unsec. Nts., 9/15/21	640,000	531,200

Carrizo Oil & Gas, Inc., 7.50% Sr. Unsec. Nts., 9/15/20	375,000	378,750

Chaparral Energy, Inc., 7.625% Sr. Unsec. Nts., 11/15/22	200,000	118,000

Chesapeake Energy Corp.:
4.875% Sr. Unsec. Nts., 4/15/22	420,000	338,100
5.375% Sr. Unsec. Nts., 6/15/21	290,000	245,050

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50% Sr. Unsec. Nts., 12/15/19	295,000	215,350

Concho Resources, Inc., 5.50% Sr. Unsec. Unsub. Nts., 4/1/23	615,000	619,612

CONSOL Energy, Inc., 5.875% Sr. Unsec. Nts., 4/15/22	585,000	457,397

Denbury Resources, Inc., 5.50% Sr. Sub. Nts., 5/1/22	525,000	418,687

Energy Transfer Equity LP:
5.875% Sr. Sec. Nts., 1/15/24	230,000	235,175
7.50% Sr. Sec. Nts., 10/15/20	355,000	399,375

Energy XXI Gulf Coast, Inc., 11% Sec. Nts., 3/15/20[2]	270,000	202,331

EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% Sr. Unsec. Nts., 6/15/23[2]	290,000	274,412
7.75% Sr. Unsec. Nts., 9/1/22	630,000	631,575
9.375% Sr. Unsec. Nts., 5/1/20	450,000	468,000

Genesis Energy LP/Genesis Energy Finance Corp., 5.75% Sr. Unsec. Nts., 2/15/21	485,000	475,300

Halcon Resources Corp., 8.875% Sr. Unsec. Nts., 5/15/21	200,000	107,000

Laredo Petroleum, Inc.:
5.625% Sr. Unsec. Nts., 1/15/22	135,000	130,613
6.25% Sr. Unsec. Nts., 3/15/23	590,000	588,525

LBC Tank Terminals Holding Netherlands BV, 6.875% Sr. Unsec. Nts., 5/15/23[3]	280,000	292,600

Linn Energy LLC/Linn Energy Finance Corp., 7.75% Sr. Unsec. Nts., 2/1/21	500,000	295,000

MarkWest Energy Partners LP/MarkWest Finance Corp., 4.875% Sr. Unsec. Nts., 12/1/24	495,000	485,100

MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[2]	500,000	469,750

Memorial Production Partners LP/Memorial Production Finance Corp., 7.625% Sr. Unsec. Nts., 5/1/21	205,000	173,225

Murray Energy Corp., 11.25% Sec. Nts., 4/15/21[2]	1,090,000	675,800

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125% Sr. Sec. Nts., 11/15/21[2]	365,000	360,894

Newfield Exploration Co., 5.625% Sr. Unsec. Nts., 7/1/24	375,000	369,375

Noble Energy, Inc., 5.625% Sr. Unsec. Nts., 5/1/21	355,000	376,779

Oasis Petroleum, Inc., 6.875% Sr. Unsec. Nts., 1/15/23	215,000	195,650

Peabody Energy Corp., 6% Sr. Unsec. Nts., 11/15/18	265,000	96,063

QEP Resources, Inc., 5.25% Sr. Unsec. Nts., 5/1/23	395,000	367,350

18	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Range Resources Corp.
5.00% Sr. Sub. Nts., 8/15/22	$330,000	$323,400
5.00% Sr. Sub. Nts., 3/15/23	60,000	59,100

Rice Energy, Inc., 6.25% Sr. Unsec. Nts., 5/1/22	510,000	484,500

Sabine Pass Liquefaction LLC:
5.625% Sr. Sec. Nts., 3/1/25[2]	980,000	968,975
5.75% Sr. Sec. Nts., 5/15/24	135,000	134,916

Sanchez Energy Corp.:
6.125% Sr. Unsec. Nts., 1/15/23	190,000	154,850
7.75% Sr. Unsec. Nts., 6/15/21	350,000	316,750

SandRidge Energy, Inc., 8.75% Sec. Nts., 6/1/20[2]	215,000	167,700

SM Energy Co., 6.50% Sr. Unsec. Nts., 1/1/23	330,000	332,475

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50% Sr. Unsec. Nts., 8/15/22	265,000	253,075

Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% Sr. Unsec. Nts., 11/15/19[2]	500,000	502,500
5.00% Sr. Unsec. Nts., 1/15/18[2]	375,000	390,000

Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% Sr. Unsec. Nts., 10/1/20	270,000	279,450
6.25% Sr. Unsec. Nts., 10/15/22[2]	130,000	136,500

Whiting Petroleum Corp., 5.75% Sr. Unsec. Nts., 3/15/21	315,000	307,913

Williams Partners LP/ACMP, 6.125% Sr. Unsec. Nts., 7/15/22	335,000	351,834

WPX Energy, Inc.:
5.25% Sr. Unsec. Nts., 9/15/24	170,000	146,625
6.00% Sr. Unsec. Nts., 1/15/22	300,000	282,000

		17,303,138

Financials—1.1%

Capital Markets—0.2%

Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75% Sr. Unsec. Nts., 2/15/18[2]	465,000	489,994

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp., 5% Sr. Unsec. Nts., 8/1/21[3]	595,000	587,563

KCG Holdings, Inc., 6.875% Sr. Sec. Nts., 3/15/20[2]	910,000	866,775

Prospect Medical Holdings, Inc., 8.375% Sr. Sec. Nts., 5/1/19[2]	460,000	488,750

Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375% Sr. Unsec. Nts., 5/1/22[2]	280,000	275,100

Springleaf Finance Corp., 5.25% Sr. Unsec. Nts., 12/15/19	700,000	707,840

Walter Investment Management Corp., 7.875% Sr. Unsec. Nts., 12/15/21	465,000	437,681

		3,853,703

Commercial Banks—0.1%

CIT Group, Inc.:
4.25% Sr. Unsec. Nts., 8/15/17	145,000	148,625
5.00% Sr. Unsec. Nts., 8/15/22	425,000	432,969

Constellis Holdings LLC/Constellis Finance Corp., 9.75% Sr. Sec. Nts., 5/15/20[2]	495,000	473,962

OPE KAG Finance Sub, Inc., 7.875% Sr. Unsec. Nts., 7/31/23[2]	475,000	483,313

		1,538,869

19	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Consumer Finance—0.3%

Ahern Rentals, Inc., 7.375% Sec. Nts., 5/15/23[2]	$495,000	$470,250

Ally Financial, Inc.:
4.625% Sr. Unsec. Nts., 5/19/22	520,000	519,350
5.125% Sr. Unsec. Nts., 9/30/24	685,000	695,275

Cash America International, Inc., 5.75% Sr. Unsec. Nts., 5/15/18	265,000	267,650

Navient Corp.:
5.50% Sr. Unsec. Nts., 1/25/23	800,000	702,000
7.25% Sr. Unsec. Nts., 1/25/22	400,000	396,000

Speedy Cash Intermediate Holdings Corp., 10.75% Sec. Nts., 5/15/18[2]	495,000	450,450

TMX Finance LLC/TitleMax Finance Corp., 8.50% Sr. Sec. Nts., 9/15/18[2]	620,000	496,000

		3,996,975

Diversified Financial Services—0.0%

Capsugel SA, 7% Sr. Unsec. Nts., 5/15/19[2,4]	365,000	370,247

Jefferies LoanCore LLC/JLC Finance Corp., 6.875% Sr. Unsec. Nts., 6/1/20[2]	350,000	341,250

		711,497

Insurance—0.1%

CNO Financial Group, Inc., 4.50% Sr. Unsec. Nts., 5/30/20	520,000	538,200

HUB International Ltd., 7.875% Sr. Unsec. Nts., 10/1/21[2]	440,000	450,450

National Financial Partners Corp., 9% Sr. Unsec. Nts., 7/15/21[2]	645,000	649,031

		1,637,681

Real Estate Investment Trusts (REITs)—0.2%

Communications Sales & Leasing, Inc., 8.25% Sr. Unsec. Nts., 10/15/23[2]	555,000	532,800

CTR Partnership LP/CareTrust Capital Corp., 5.875% Sr. Unsec. Nts., 6/1/21	320,000	328,000

DuPont Fabros Technology LP, 5.875% Sr. Unsec. Nts., 9/15/21	445,000	459,462

Equinix, Inc.:
4.875% Sr. Unsec. Nts., 4/1/20	345,000	355,350
5.375% Sr. Unsec. Nts., 1/1/22	505,000	515,100

iStar Financial, Inc., 4.875% Sr. Unsec. Nts., 7/1/18	495,000	489,431

Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875% Sr. Unsec. Nts., 3/15/25	475,000	489,844

		3,169,987

Real Estate Management & Development—0.1%

Brookfield Residential Properties, Inc., 6.50% Sr. Unsec. Nts., 12/15/20[2]	475,000	482,125

Realogy Group LLC:
7.625% Sr. Sec. Nts., 1/15/20[2]	380,000	403,275
9.00% Sr. Sec. Nts., 1/15/20[3]	245,000	264,294

Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25% Sr. Unsec. Nts., 12/1/21[2]	370,000	380,637

		1,530,331

20	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Thrifts & Mortgage Finance—0.1%

Jefferies Finance LLC/JFIN Co.-Issuer Corp.:
6.875% Sr. Unsec. Nts., 4/15/22[2]	$145,000	$139,925
7.375% Sr. Unsec. Nts., 4/1/20[2]	260,000	261,300

Quicken Loans, Inc., 5.75% Sr. Unsec. Nts., 5/1/25[2]	505,000	489,850

Radian Group, Inc., 5.25% Sr. Unsec. Nts., 6/15/20	995,000	1,004,950

		1,896,025

Health Care—1.1%

Biotechnology—0.0%

Universal Hospital Services, Inc., 7.625% Sec. Nts., 8/15/20	175,000	164,500

Health Care Equipment & Supplies—0.1%

Alere, Inc., 6.50% Sr. Sub. Nts., 6/15/20	305,000	318,725

DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125% Sec. Nts., 6/15/21[2]	330,000	339,900

Hologic, Inc., 5.25% Sr. Unsec. Nts., 7/15/22[2]	590,000	612,125

Kinetic Concepts, Inc./KCI USA, Inc., 10.50% Sec. Nts., 11/1/18	320,000	340,800

		1,611,550

Health Care Providers & Services—0.7%

Acadia Healthcare Co., Inc., 5.625% Sr. Unsec. Nts., 2/15/23[2]	210,000	214,200

Amsurg Corp., 5.625% Sr. Unsec. Nts., 7/15/22	180,000	185,814

Centene Corp., 4.75% Sr. Unsec. Nts., 5/15/22	635,000	641,350

CHS/Community Health Systems, Inc.:
6.875% Sr. Unsec. Nts., 2/1/22	920,000	986,700
7.125% Sr. Unsec. Nts., 7/15/20	270,000	288,225

DaVita HealthCare Partners, Inc.:
5.00% Sr. Unsec. Nts., 5/1/25	275,000	272,594
5.125% Sr. Unsec. Nts., 7/15/24	160,000	161,534
5.75% Sr. Unsec. Nts., 8/15/22	280,000	299,250

Envision Healthcare Corp., 5.125% Sr. Unsec. Nts., 7/1/22[2]	515,000	521,437

ExamWorks Group, Inc., 5.625% Sr. Unsec. Nts., 4/15/23	275,000	283,250

FGI Operating Co. LLC/FGI Finance, Inc., 7.875% Sec. Nts., 5/1/20	750,000	577,500

Fresenius Medical Care US Finance II, Inc.:
4.75% Sr. Unsec. Nts., 10/15/24[2]	280,000	281,400
5.875% Sr. Unsec. Nts., 1/31/22[2]	145,000	157,325

HCA, Inc.:
5.375% Sr. Unsec. Nts., 2/1/25	155,000	158,906
5.875% Sr. Unsec. Nts., 5/1/23	930,000	1,002,075
7.50% Sr. Unsec. Nts., 2/15/22	550,000	642,125

HealthSouth Corp., 5.75% Sr. Unsec. Nts., 11/1/24	270,000	276,129

Kindred Healthcare, Inc., 6.375% Sr. Unsec. Nts., 4/15/22	330,000	339,487

LifePoint Health, Inc., 5.50% Sr. Unsec. Nts., 12/1/21	335,000	348,400

Omnicare, Inc., 4.75% Sr. Unsec. Nts., 12/1/22	210,000	222,863

Select Medical Corp., 6.375% Sr. Unsec. Nts., 6/1/21	395,000	401,913

Tenet Healthcare Corp.:
6.75% Sr. Unsec. Nts., 6/15/23[2]	1,150,000	1,204,625
8.125% Sr. Unsec. Nts., 4/1/22	875,000	978,359

		10,445,461

Life Sciences Tools & Services—0.0%

Quintiles Transnational Corp., 4.875% Sr. Unsec. Nts., 5/15/23[2]	380,000	386,411

21	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Pharmaceuticals—0.3%

Concordia Healthcare Corp., 7% Sr. Unsec. Nts., 4/15/23[2]	$385,000	$393,181

DPx Holdings BV, 7.50% Sr. Unsec. Nts., 2/1/22[2]	300,000	316,125

Endo Finance LLC/Endo Finco, Inc., 5.375% Sr. Unsec. Nts., 1/15/23[2]	600,000	607,872

Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00% Sr. Unsec. Nts., 7/15/23-2/1/25[2]	315,000	329,025

Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% Sr. Unsec. Nts., 4/15/20[2]	275,000	284,047
5.50% Sr. Unsec. Nts., 4/15/25[2]	275,000	277,750

Valeant Pharmaceuticals International, Inc.:
5.375% Sr. Unsec. Nts., 3/15/20[2]	215,000	221,450
5.50% Sr. Unsec. Nts., 3/1/23[2]	525,000	538,125
5.875% Sr. Unsec. Nts., 5/15/23[2]	1,255,000	1,308,212
6.375% Sr. Unsec. Nts., 10/15/20[2]	270,000	285,188
7.25% Sr. Unsec. Nts., 7/15/22[2]	370,000	390,813

		4,951,788

Industrials—2.0%

Aerospace & Defense—0.4%

Aerojet Rocketdyne Holdings, Inc., 7.125% Sec. Nts., 3/15/21	1,080,000	1,155,600

CBC Ammo LLC/CBC FinCo, Inc., 7.25% Sr. Unsec. Nts., 11/15/21[2]	990,000	950,400

Erickson, Inc., 8.25% Sec. Nts., 5/1/20	896,000	707,840

Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	460,000	489,325

KLX, Inc., 5.875% Sr. Unsec. Nts., 12/1/22[2]	705,000	712,050

Kratos Defense & Security Solutions, Inc., 7% Sr. Sec. Nts., 5/15/19	575,000	521,094

LMI Aerospace, Inc., 7.375% Sec. Nts., 7/15/19	495,000	481,387

Sequa Corp., 7% Sr. Unsec. Nts., 12/15/17[3]	550,000	379,500

Spirit AeroSystems, Inc., 5.25% Sr. Unsec. Nts., 3/15/22	485,000	500,763

TransDigm, Inc., 6% Sr. Sub. Nts., 7/15/22	485,000	487,122

Triumph Group, Inc., 5.25% Sr. Unsec. Nts., 6/1/22	585,000	585,000

		6,970,081

Air Freight & Couriers—0.1%

CEVA Group plc, 7% Sr. Sec. Nts., 3/1/21[2]	725,000	692,375

SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875% Sr. Sec. Nts., 8/1/20[2]	685,000	734,662

XPO Logistics, Inc., 7.875% Sr. Unsec. Nts., 9/1/19[2]	415,000	445,088

		1,872,125

Airlines—0.1%

Air Canada, 6.75% Sr. Sec. Nts., 10/1/19[2]	915,000	972,188

Air Medical Merger Sub Corp., 6.375% Sr. Unsec. Nts., 5/15/23[2]	275,000	261,250

US Airways 2011-1 Class A Pass Through Trust, 7.125% Pass-Through Certificates, 10/22/23	470,676	546,572

		1,780,010

Building Products—0.1%

Building Materials Corp. of America, 5.375% Sr. Unsec. Nts., 11/15/24[2]	410,000	413,034

Nortek, Inc., 8.50% Sr. Unsec. Nts., 4/15/21	640,000	688,000

22	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Building Products (Continued)

USG Corp., 5.50% Sr. Unsec. Nts., 3/1/25[2]	$270,000	$271,687

		1,372,721

Commercial Services & Supplies—0.5%

ADT Corp. (The), 5.25% Sr. Unsec. Nts., 3/15/20	945,000	982,800

Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	880,000	604,384

Cenveo Corp.:
6.00% Sr. Sec. Nts., 8/1/19[2]	570,000	513,000
8.50% Sec. Nts., 9/15/22[2]	495,000	397,237

First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[2]	957,000	1,014,420

Garda World Security Corp., 7.25% Sr. Unsec. Nts., 11/15/21[2]	1,000,000	940,000

Monitronics International, Inc., 9.125% Sr. Unsec. Nts., 4/1/20	1,480,000	1,443,000

Quad/Graphics, Inc., 7% Sr. Unsec. Nts., 5/1/22	630,000	611,100

R.R. Donnelley & Sons Co., 7.875% Sr. Unsec. Nts., 3/15/21	510,000	578,213

West Corp., 5.375% Sr. Unsec. Nts., 7/15/22[2]	1,495,000	1,425,856

		8,510,010

Electrical Equipment—0.1%

EnerSys, 5% Sr. Unsec. Nts., 4/30/23[2]	495,000	486,337

General Cable Corp., 5.75% Sr. Unsec. Nts., 10/1/22	565,000	521,213

Sensata Technologies BV, 5.625% Sr. Unsec. Nts., 11/1/24[2]	680,000	703,800

		1,711,350

Machinery—0.3%

Amsted Industries, Inc., 5% Sr. Unsec. Nts., 3/15/22[3]	700,000	701,750

Cleaver-Brooks, Inc., 8.75% Sr. Sec. Nts., 12/15/19[2]	645,000	615,975

EnPro Industries, Inc., 5.875% Sr. Unsec. Nts., 9/15/22	475,000	482,125

Meritor, Inc., 6.25% Sr. Unsec. Nts., 2/15/24	960,000	967,200

Navistar International Corp., 8.25% Sr. Unsec. Nts., 11/1/21	785,000	745,271

Terex Corp., 6% Sr. Unsec. Nts., 5/15/21	575,000	579,313

Xerium Technologies, Inc., 8.875% Sr. Unsec. Nts., 6/15/18	430,000	443,706

		4,535,340

Marine—0.0%

Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375% Sr. Nts., 1/15/22[2]	395,000	338,219

Professional Services—0.1%

FTI Consulting, Inc., 6% Sr. Unsec. Nts., 11/15/22	650,000	688,187

Road & Rail—0.0%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25% Sr. Unsec. Nts., 3/15/25[2]	500,000	478,125

Trading Companies & Distributors—0.3%

American Builders & Contractors Supply Co., Inc., 5.625% Sr. Unsec. Nts., 4/15/21[2]	600,000	615,000

Fly Leasing Ltd.:
6.375% Sr. Unsec. Nts., 10/15/21	500,000	508,750
6.75% Sr. Unsec. Nts., 12/15/20	400,000	414,000

HD Supply, Inc.:
5.25% Sr. Sec. Nts., 12/15/21[2]	505,000	522,044

23	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Trading Companies & Distributors (Continued)

HD Supply, Inc.: (Continued) 7.50% Sr. Unsec. Nts., 7/15/20	$860,000	$924,500

Jurassic Holdings III, Inc., 6.875% Sec. Nts., 2/15/21[2]	1,470,000	1,036,350

United Rentals North America, Inc., 4.625% Sr. Sec. Nts., 7/15/23	480,000	475,200

		4,495,844

Information Technology—0.9%

Communications Equipment—0.3%

Alcatel-Lucent USA, Inc., 6.75% Sr. Unsec. Nts., 11/15/20[2]	960,000	1,035,600

Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[2]	1,015,000	984,550

Blue Coat Holdings, Inc., 8.375% Sr. Unsec. Nts., 6/1/23[2]	460,000	472,650

CommScope Technologies Finance LLC, 6% Sr. Sec. Nts., 6/15/25[2]	235,000	232,650

Infor US, Inc., 6.50% Sr. Unsec. Nts., 5/15/22[2]	485,000	497,125

Plantronics, Inc., 5.50% Sr. Unsec. Nts., 5/31/23[2]	175,000	178,062

Project Homestake Merger Corp., 8.875% Sr. Unsec. Nts., 3/1/23[2]	390,000	367,575

ViaSat, Inc., 6.875% Sr. Unsec. Nts., 6/15/20	651,000	691,688

		4,459,900

Electronic Equipment, Instruments, & Components—0.1%

Anixter, Inc., 5.625% Sr. Unsec. Nts., 5/1/19	470,000	497,612

Belden, Inc., 5.50% Sr. Sub. Nts., 9/1/22[2]	485,000	486,213

CDW LLC/CDW Finance Corp., 5% Sr. Unsec. Nts., 9/1/23	160,000	159,299

Zebra Technologies Corp., 7.25% Sr. Unsec. Nts., 10/15/22[2]	450,000	493,875

		1,636,999

Internet Software & Services—0.1%

EarthLink Holdings Corp., 7.375% Sr. Sec. Nts., 6/1/20	695,000	726,275

IAC/InterActiveCorp, 4.75% Sr. Unsec. Nts., 12/15/22	275,000	267,781

		994,056

IT Services—0.1%

Ceridian HCM Holding, Inc., 11% Sr. Unsec. Nts., 3/15/21[2]	290,000	301,238

First Data Corp.: 8.25% Sec. Nts., 1/15/21[2]	665,000	705,731
10.625% Sr. Unsec. Nts., 6/15/21	858,000	958,815

Harland Clarke Holdings Corp., 6.875% Sr. Sec. Nts., 3/1/20[2]	365,000	353,138

		2,318,922

Semiconductors & Semiconductor Equipment—0.1%

Freescale Semiconductor, Inc., 6% Sr. Sec. Nts., 1/15/22[2]	970,000	1,016,075

Micron Technology, Inc.:
5.25% Sr. Unsec. Nts., 8/1/23[2]	595,000	574,175
5.50% Sr. Unsec. Nts., 2/1/25[2]	160,000	155,400
5.875% Sr. Unsec. Nts., 2/15/22	135,000	138,206

		1,883,856

Software—0.1%

Activision Blizzard, Inc., 5.625% Sr. Unsec. Nts., 9/15/21[2]	180,000	189,450

BMC Software Finance, Inc., 8.125% Sr. Unsec. Nts., 7/15/21[2]	345,000	271,257

Interactive Data Corp., 5.875% Sr. Unsec. Nts., 4/15/19[2]	405,000	411,581

Italics Merger Sub, Inc., 7.125% Sr. Unsec. Nts., 7/15/23[2]	520,000	512,200

24	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Software (Continued)

TIBCO Software, Inc., 11.375% Sr. Unsec. Nts., 12/1/21[2]	$185,000	$186,850

		1,571,338

Technology Hardware, Storage & Peripherals—0.1%

Denali Borrower LLC/Denali Finance Corp., 5.625% Sr. Sec. Nts., 10/15/20[2]	1,640,000	1,713,800

Materials—0.9%

Chemicals—0.3%

ADS Waste Holdings, Inc., 8.25% Sr. Unsec. Nts., 10/1/20	265,000	278,250

Chemours Co.:
6.625% Sr. Unsec. Nts., 5/15/23[2]	275,000	242,687
7.00% Sr. Unsec. Nts., 5/15/25[2]	665,000	584,994

Hexion, Inc., 6.625% Sr. Sec. Nts., 4/15/20	575,000	529,719

Huntsman International LLC, 5.125% Sr. Unsec. Nts., 11/15/22[2]	330,000	319,275

INEOS Group Holdings SA:
5.875% Sec. Nts., 2/15/19[2]	185,000	187,312
6.125% Sr. Unsec. Nts., 8/15/18[2]	430,000	439,137

Momentive Performance Materials, Inc., 3.88% Sr. Sec. Nts., 10/24/21	430,000	375,175

NOVA Chemicals Corp., 5% Sr. Unsec. Nts., 5/1/25[2]	385,000	382,112

Platform Specialty Products Corp., 6.50% Sr. Unsec. Nts., 2/1/22[2]	290,000	301,600

Techniplas LLC, 10% Sr. Sec. Nts., 5/1/20[2]	555,000	550,838

Tronox Finance LLC, 6.375% Sr. Unsec. Nts., 8/15/20	465,000	380,138

		4,571,237

Construction Materials—0.0%

Building Materials Corp. of America, 6.75% Sr. Unsec. Nts., 5/1/21[2]	225,000	237,094

Containers & Packaging—0.3%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.:
6.00% Sr. Unsec. Nts., 6/30/21[2]	360,000	360,450
6.75% Sr. Unsec. Nts., 1/31/21[2]	410,000	422,300

Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., 7% Sr. Unsec. Nts., 11/15/20[2]	126,176	128,069

Berry Plastics Corp.:
5.125% Sec. Nts., 7/15/23	525,000	517,125
5.50% Sec. Nts., 5/15/22	385,000	391,256

BWAY Holding Co., 9.125% Sr. Unsec. Nts., 8/15/21[2]	335,000	343,375

Coveris Holdings SA, 7.875% Sr. Unsec. Nts., 11/1/19[2]	595,000	590,353

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50% Sr. Unsec. Nts., 1/15/23	150,000	146,250

Owens-Brockway Glass Container, Inc., 5% Sr. Unsec. Nts., 1/15/22[2]	210,000	210,787

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.75% Sr. Sec. Nts., 10/15/20	935,000	970,063
8.25% Sr. Unsec. Nts., 2/15/21	265,000	276,263
9.875% Sr. Unsec. Nts., 8/15/19	105,000	110,644

Sealed Air Corp.:
4.875% Sr. Unsec. Nts., 12/1/22[2]	260,000	261,950
5.125% Sr. Unsec. Nts., 12/1/24[2]	260,000	264,225
6.50% Sr. Unsec. Nts., 12/1/20[2]	360,000	401,400

		5,394,510

25	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Metals & Mining—0.3%

AK Steel Corp., 7.625% Sr. Unsec. Nts., 5/15/20	$400,000	$289,500

Aleris International, Inc.:
7.625% Sr. Unsec. Nts., 2/15/18	655,000	663,924
7.875% Sr. Unsec. Nts., 11/1/20	680,000	691,968

ArcelorMittal, 6.125% Sr. Unsec. Nts., 6/1/25	175,000	167,125

Constellium NV, 5.75% Sr. Unsec. Nts., 5/15/24[2]	265,000	221,275

First Quantum Minerals Ltd., 7.25% Sr. Unsec. Nts., 5/15/22[2]	465,000	348,750

JMC Steel Group, Inc., 8.25% Sr. Nts., 3/15/18[2]	375,000	334,688

Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	450,000	477,000

Steel Dynamics, Inc., 5.125% Sr. Unsec. Nts., 10/1/21	290,000	290,725

Thompson Creek Metals Co., Inc., 7.375% Sr. Unsec. Nts., 6/1/18	250,000	183,125

Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75% Sr. Sec. Nts., 12/15/18[2]	365,000	375,147

		4,043,227

Paper & Forest Products—0.0%

PaperWorks Industries, Inc., 9.50% Sr. Sec. Nts., 8/15/19[2]	220,000	223,575

Sappi Papier Holding GmbH, 6.625% Sr. Sec. Nts., 4/15/21[2]	460,000	479,550

		703,125

Telecommunication Services—0.5%

Diversified Telecommunication Services—0.5%

CenturyLink, Inc., 6.45% Sr. Unsec. Nts., 6/15/21	450,000	461,250

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375% Sr. Unsec. Nts., 9/15/20[2]	1,575,000	1,592,719

Digicel Ltd., 6.75% Sr. Unsec. Nts., 3/1/23[2]	495,000	476,190

FairPoint Communications, Inc., 8.75% Sr. Sec. Nts., 8/15/19[2]	1,015,000	1,069,556

Frontier Communications Corp., 7.125% Sr. Unsec. Nts., 1/15/23	425,000	385,687

Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts., 6/1/21	590,000	471,262

Level 3 Financing, Inc.:
5.375% Sr. Unsec. Nts., 8/15/22	1,330,000	1,348,288
5.625% Sr. Unsec. Nts., 2/1/23[2]	140,000	142,625

T-Mobile USA, Inc., 6.25% Sr. Unsec. Nts., 4/1/21	470,000	493,500

Windstream Services LLC:
6.375% Sr. Unsec. Nts., 8/1/23	300,000	233,625
7.75% Sr. Unsec. Nts., 10/1/21	350,000	297,500

Zayo Group LLC/Zayo Capital, Inc., 6% Sr. Unsec. Nts., 4/1/23[2]	475,000	477,727

		7,449,929

Wireless Telecommunication Services—0.0%

Sprint Corp., 7.875% Sr. Unsec. Nts., 9/15/23	925,000	888,185

Utilities—0.4%

Electric Utilities—–%

MMC Energy. Inc., 8.875% Sr. Unsec. Nts., 10/15/20[5,6]	175,000	—

Gas Utilities—0.0%

Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec. Nts., 5/1/21	265,000	266,988

26	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Independent Power and Renewable Electricity Producers—0.3%

AES Corp.:
5.50% Sr. Unsec. Nts., 3/15/24	$440,000	$431,200
7.375% Sr. Unsec. Nts., 7/1/21	205,000	226,012

Calpine Corp.:
5.375% Sr. Unsec. Nts., 1/15/23	450,000	442,125
7.875% Sr. Sec. Nts., 1/15/23[2]	150,000	161,719

Dynegy, Inc., 5.875% Sr. Unsec. Nts., 6/1/23	510,000	490,875

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75% Sec. Nts., 3/1/22[2,5]	357,042	388,283

GenOn Energy, Inc., 9.50% Sr. Unsec. Nts., 10/15/18	700,000	707,000

Miran Mid-Atlantic Trust, 10.06% Sec. Pass-Through Certificates, Series C, 12/30/28	370,232	404,479

NRG Energy, Inc.:
6.25% Sr. Unsec. Nts., 7/15/22-5/1/24	1,435,000	1,411,475
6.625% Sr. Unsec. Nts., 3/15/23	135,000	137,700

		4,800,868

Multi-Utilities—0.1%

InterGen NV, 7% Sr. Sec. Nts., 6/30/23[2]	700,000	633,500

Total Non-Convertible Corporate Bonds and Notes (Cost $181,783,206)		177,959,522

Corporate Loans—0.3%

Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/30/18[7]	188,247	179,023

Amaya BV, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 7/29/22[7]	90,000	91,106

Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/3/21[7]	955,000	962,163

Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 1.50%, 1/29/18[7]	213,925	184,739

Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[7,8]	626,268	588,916

Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/10/21[7]	242,550	204,955

Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.937%, 1/30/19[7]	1,499,336	1,380,638

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 7.687%, 7/30/19[7]	209,337	195,311

Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 2/26/20[7]	346,202	339,278

iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 3/19/17[7]	235,758	241,947

NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[5,7]	265,000	73,537

NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[7,8]	54,953	49,458

Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/21/19[5,7]	895,000	511,642

Revel Entertainment, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term Loan, 14.50%, 5/20/18[5,7]	326,143	1,631

27	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Corporate Loans (Continued)

TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[7]	$545,000	$511,846

Total Corporate Loans (Cost $6,471,977)		5,516,190

	Exercise		Expiration
	Price		Date		Contracts

Exchange-Traded Options Purchased—0.1%

NIKKEI 225 Index Call[1]	JPY	21,250.000	10/9/15	JPY	330	678,985

S&P 500 Index Call[1]	USD	2,150.000	10/16/15	USD	600	1,200,000

Total Exchange-Traded Options Purchased (Cost $2,275,053)						1,878,985

			Exercise	Expiration
Counterparty			Price	Date		Contracts

Over-the-Counter Options Purchased—0.5%

CHF Currency
Put[1]	DEU	CHF	0.993	6/9/16	CHF	130,000,000	2,817,880

EUR Currency
Put[1]	JPM	USD	1.090	5/24/16	EUR	127,000,000	4,192,270

GBP Currency
Put[1]	BOA	USD	1.460	6/9/16	GBP	130,000,000	1,981,590

Total Over-the-Counter Options Purchased (Cost $10,876,877)							8,991,740

	Shares

Investment Companies—11.4%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%[9,10]	17,832,750	17,832,750

Oppenheimer Master Event-Linked Bond Fund, LLC[9]	5,734,430	84,628,063

Oppenheimer Master Loan Fund, LLC[9]	5,674,937	83,983,307

Total Investment Companies (Cost $190,906,253)		186,444,120

Total Investments, at Value (Cost $1,409,780,549)	96.8%	1,587,003,724

Net Other Assets (Liabilities)	3.2	51,781,976

Net Assets	100.0%	$1,638,785,700

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $83,355,033 or 5.09% of the Fund’s net assets at period end.

3. Restricted security. The aggregate value of restricted securities as of July 31, 2015 was $2,796,086, which represents 0.17% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Amsted Industries, Inc., 5% Sr. Unsec. Nts., 3/15/22	3/3/14 - 12/30/14	$699,873	$701,750	$1,877

28	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp., 5% Sr. Unsec. Nts., 8/1/21	7/11/14 - 10/28/14	$588,642	$587,563	$(1,079)
Eletson Holdings, 9.625% Sr. Sec. Nts., 1/15/22	12/12/13 - 11/14/14	580,986	570,375	(10,611)
LBC Tank Terminals Holding Netherlands BV, 6.875% Sr. Unsec. Nts., 5/15/23	5/8/13 - 11/13/14	288,563	292,600	4,037
Realogy Group LLC, 9% Sr. Sec. Nts., 1/15/20	2/1/12	243,775	264,294	20,519
Sequa Corp., 7% Sr. Unsec. Nts., 12/15/17	1/8/15 - 1/30/15	500,412	379,500	(120,912)
Wallace Theater Holdings, Inc.	3/28/13	4	4	—

		$2,902,255	$2,796,086	$(106,169)

4. Interest or dividend is paid-in-kind, when applicable.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

6. Security received as the result of issuer reorganization.

7. Represents the current interest rate for a variable or increasing rate security.

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares July 31, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	—	392,888,390	375,055,640	17,832,750
Oppenheimer Master Event-Linked Bond Fund, LLC	9,092,652	—	3,358,222	5,734,430
Oppenheimer Master Loan Fund, LLC	11,380,561	—	5,705,624	5,674,937

		Value	Income	Realized Gain (Loss)

Oppenheimer Institutional Money Market Fund, Cl. E		$17,832,750	$34,819	$—
Oppenheimer Master Event-Linked Bond Fund, LLC		84,628,063	3,719,210[a]	1,997,913 [a]
Oppenheimer Master Loan Fund, LLC		83,983,307	3,810,598[b]	(1,645,407)[b]

Total		$186,444,120	$7,564,627	$352,506

   a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

   b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

10. Rate shown is the 7-day yield at period end.

29	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$830,196,498	52.3%
United Kingdom	123,466,749	7.8
Switzerland	71,517,979	4.5
France	68,204,764	4.3
Japan	62,965,289	4.0
Germany	59,027,276	3.7
India	46,352,403	2.9
China	41,974,565	2.7
Netherlands	38,672,176	2.4
Spain	27,207,344	1.7
Canada	24,298,641	1.5
Brazil	21,000,279	1.3
Sweden	20,853,139	1.3
Mexico	17,033,420	1.1
Hong Kong	13,000,962	0.8
Russia	12,605,003	0.8
Italy	12,589,502	0.8
Denmark	11,274,018	0.7
Ireland	8,490,874	0.5
Australia	7,881,227	0.5
Taiwan	7,233,215	0.5
Israel	6,734,940	0.4
Thailand	5,618,964	0.4
Colombia	5,123,960	0.3
South Africa	5,047,190	0.3
Philippines	4,660,782	0.3
Eurozone	4,192,270	0.3
Indonesia	4,092,543	0.3
Luxembourg	3,571,895	0.2
Turkey	3,509,061	0.2
Finland	3,142,135	0.2
Malaysia	2,896,843	0.2
United Arab Emirates	2,493,537	0.2
Argentina	1,765,622	0.1
Nigeria	1,758,373	0.1
South Korea	1,685,501	0.1
Bermuda	1,166,492	0.1
Egypt	1,061,686	0.1
Singapore	585,238	0.1
Greece	570,375	0.0
Jamaica	476,190	0.0
Jersey, Channel Islands	475,800	0.0
Belgium	292,600	0.0
Cayman Islands	236,404	0.0

Total	$1,587,003,724	100.0%

30	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts as of July 31, 2015
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

Mini MSCI Emerging Markets Index	NYF	Sell	9/18/15	634	$28,530,000	$2,150,750
S&P 500 E-Mini Index	CME	Buy	9/18/15	107	11,226,440	249,356
STOXX Europe 600 Index	EUX	Sell	9/18/15	10,000	217,233,846	(6,946,829)
United States Treasury Nts., 5 yr.	CBT	Buy	9/30/15	4,138	495,913,438	2,002,676

						$(2,544,047)

Forward Currency Exchange Contracts as of July 31, 2015
Counterparty	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Depreciation

TDB	02/2016	USD	49,951	EUR	45,500	$188,962

Over-the-Counter Options Written at July 31, 2015
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts		Premiums Received	Value

EUR Currency Put	JPM	EUR	0.940	5/24/16	EUR	(127,000,000)	$1,149,988	$(414,147)

Centrally Cleared Interest Rate Swaps at July 31, 2015
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Value

JPM	Pay	Six-Month EUR EURIBOR	0.888%	5/29/25	EUR 39,700	$(300,172)

Glossary:
Counterparty Abbreviations
JPM	JPMorgan Chase Bank NA
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MYR	Malaysian Ringgit

Definitions
EURIBOR	Euro Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NIKKEI 225	225 Top-Rates Japanese Companies Listed on the Tokyo Stock Exchange

Exchange Abbreviations
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchanges
EUX	European Stock Exchange
NYF	New York Futures Exchange

31	OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS July 31, 2015 / Unaudited

1. Organization

Oppenheimer Global Allocation Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Allocation Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. At period end, the Fund owned 2,920 shares with net assets of $14,587,212.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

32	OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

33	OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar

34	OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$105,130,788	$112,562,581	$—	$217,693,369
Consumer Staples	37,689,106	58,436,826	—	96,125,932
Energy	18,221,372	14,888,848	—	33,110,220
Financials	97,541,966	99,119,482	4	196,661,452
Health Care	119,080,034	57,689,235	—	176,769,269
Industrials	50,737,332	106,856,335	—	157,593,667

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INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Common Stocks (Continued)
Information Technology	$141,205,320	$107,571,651	$—	$248,776,971
Materials	6,337,825	26,306,548	352	32,644,725
Telecommunication Services	3,198,207	27,444,247	—	30,642,454
Utilities	5,282,063	—	—	5,282,063
Preferred Stocks	286,777	10,594,060	—	10,880,837
Rights, Warrants and Certificates	32,208	—	—	32,208
Non-Convertible Corporate Bonds and Notes	—	177,959,522	—	177,959,522
Corporate Loans	—	5,514,559	1,631	5,516,190
Exchange-Traded Options Purchased	1,878,985	—	—	1,878,985
Over-the-Counter Options Purchased	—	8,991,740	—	8,991,740
Investment Companies	17,832,750	168,611,370	—	186,444,120

Total Investments, at Value	604,454,733	982,547,004	1,987	1,587,003,724
Other Financial Instruments:
Futures contracts	4,402,782	—	—	4,402,782

Total Assets	$608,857,515	$982,547,004	$1,987	$1,591,406,506

Liabilities Table
Other Financial Instruments:
Forward currency exchange contracts	$—	$(188,962)	$—	$(188,962)
Futures contracts	(6,946,829)	—	—	(6,946,829)
Options written, at value	—	(414,147)	—	(414,147)
Centrally cleared swaps, at value	—	(300,172)	—	(300,172)

Total Liabilities	$(6,946,829)	$(903,281)	$—	$(7,850,110)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s Investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the

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INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The Fund’s investments in the Master Funds are included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 6.5% of Master Loan and 27.9% of Master Event-Linked Bond at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and

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INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$375,588

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet

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NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$1,838,331
Market Value	$975,093
Market value as % of Net Assets	0.06%

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

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NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward contracts with the obligation to sell specified foreign

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NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $11,529 and $1,829,717, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts on various currencies to increase exposure to

41	OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

foreign exchange rate risk.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to increase exposure to volatility risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to decrease exposure to volatility risk.

During the reporting period, the Fund had an ending monthly average market value of $509,518,079 and $249,358,521 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on volatility indexes to increase exposure to volatility risk. A purchased call option becomes more valuable as the level of the underlying volatility index increases relative to the strike price.

The Fund has purchased put options on volatility indexes to decrease exposure to volatility risk. A purchased put option becomes more valuable as the level of the underlying volatility index decreases relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of

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NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

$3,417,316 and $6,526,737 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written call options on volatility indexes to decrease exposure to volatility risk. A written call option becomes more valuable as the level of the underlying volatility index decreases relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $260,000 and $1,109,161 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity at period end was as follows:

	Number of Contracts	Amount of Premiums

Options outstanding as of October 31, 2014	1,000	$996,962
Options written	250,778,349	18,221,213
Options closed or expired	(3,500)	(2,239,362)
Options exercised	(123,775,849)	(15,828,825)

Options outstanding as of July 31, 2015	127,000,000	$1,149,988

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-

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NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $13,146,258 on interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure

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NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

At period end, the Fund has no such total return swap agreements outstanding.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $9,110,167.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in

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NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

46	OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED STATEMENT OF

INVESTMENTS Unaudited / Continued

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,412,093,547
Federal tax cost of other investments	263,586,911

Total federal tax cost	$1,675,680,458

Gross unrealized appreciation	$281,724,824
Gross unrealized depreciation	(108,943,108)

Net unrealized appreciation	$172,781,716

47	OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

	Shares	Value

Common Stocks—47.7%

Consumer Discretionary—4.8%

Hotels, Restaurants & Leisure—1.0%

Brinker International, Inc.[1]	134,886	$8,079,671

Household Durables—0.0%

Everyware Global, Inc.[2]	8,735	69,880

Media—1.9%

Cinemark Holdings, Inc.[1]	266,520	10,516,879

DISH Network Corp., Cl. A2	88,745	5,733,815

		16,250,694

Multiline Retail—1.9%

Macy’s, Inc.	106,740	7,371,460

Target Corp.	101,670	8,321,690

		15,693,150

Consumer Staples—2.5%

Beverages—0.6%

Coca-Cola Co. (The)[1]	124,450	5,112,406

Tobacco—1.9%

Altria Group, Inc.[1]	168,181	9,145,683

Philip Morris International, Inc.	71,630	6,126,514

		15,272,197

Energy—2.6%

Energy Equipment & Services—0.4%

Schlumberger Ltd.	45,390	3,759,200

Oil, Gas & Consumable Fuels—2.2%

Canadian Natural Resources Ltd.	71,720	1,750,432

Chevron Corp.	38,960	3,447,181

ConocoPhillips	77,030	3,877,690

EOG Resources, Inc.	45,050	3,477,409

Noble Energy, Inc.	63,470	2,236,048

Valero Energy Corp.[1]	48,910	3,208,496

		17,997,256

Financials—8.1%

Commercial Banks—2.4%

Citigroup, Inc.[1]	97,750	5,714,465

JPMorgan Chase & Co.	94,300	6,462,379

M&T Bank Corp.	40,850	5,357,477

Wells Fargo & Co.	37,700	2,181,699

		19,716,020

Insurance—2.3%

ACE Ltd.	99,520	10,824,790

Allstate Corp. (The)[1]	59,510	4,103,215

Unum Group	124,480	4,461,363

		19,389,368

1	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Investment Trusts (REITs)—3.4%

American Assets Trust, Inc.	62,648	$2,607,410

Blackstone Mortgage Trust, Inc., Cl. A1	259,560	7,571,365

Macerich Co. (The)	48,500	3,839,260

Starwood Property Trust, Inc.[1]	653,360	14,217,114

		28,235,149

Health Care—8.2%

Biotechnology—0.4%

Baxalta, Inc.[1,2]	112,330	3,687,794

Health Care Equipment & Supplies—0.9%

Baxter International, Inc.[1]	112,330	4,502,186

Medtronic plc	37,438	2,934,765

		7,436,951

Health Care Providers & Services—2.6%

Express Scripts Holding Co.[2]	25,000	2,251,750

HCA Holdings, Inc.[2]	20,610	1,916,936

UnitedHealth Group, Inc.	104,220	12,652,308

Universal Health Services, Inc., Cl. B	31,950	4,640,099

		21,461,093

Pharmaceuticals—4.3%

Allergan plc[2]	24,370	8,070,125

Merck & Co., Inc.[1]	147,130	8,674,785

Novartis AG, ADR	93,270	9,676,762

Roche Holding AG	33,493	9,662,076

		36,083,748

Industrials—8.5%

Aerospace & Defense—4.3%

Honeywell International, Inc.[1]	153,890	16,166,144

Lockheed Martin Corp.	65,380	13,540,198

Northrop Grumman Corp.	38,380	6,640,124

		36,346,466

Airlines—0.3%

United Continental Holdings, Inc.[2]	41,746	2,354,057

Commercial Services & Supplies—1.6%

Republic Services, Inc., Cl. A	210,350	8,946,185

Tyco International plc	108,850	4,135,212

		13,081,397

Construction & Engineering—0.7%

Quanta Services, Inc.[2]	219,770	6,070,048

Machinery—0.5%

Flowserve Corp.	83,320	3,915,207

Road & Rail—0.3%

Union Pacific Corp.	28,290	2,760,821

2	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Trading Companies & Distributors—0.8%

AerCap Holdings NV2	145,201	$6,801,215

Information Technology—6.5%

Communications Equipment—3.0%

Juniper Networks, Inc.[1]	356,350	10,127,467

QUALCOMM, Inc.[1]	147,540	9,500,101

Telefonaktiebolaget LM Ericsson, Cl. B	535,886	5,731,323

		25,358,891

Internet Software & Services—1.6%

Google, Inc., Cl. A1,2	20,510	13,485,325

Semiconductors & Semiconductor Equipment—0.8%

Xilinx, Inc.	156,640	6,539,720

Technology Hardware, Storage & Peripherals—1.1%

Apple, Inc.[1]	71,506	8,673,678

Materials—3.1%

Chemicals—2.4%

Celanese Corp., Series A, Cl. A	83,170	5,482,566

LyondellBasell Industries NV, Cl. A	93,356	8,759,594

Methanex Corp.	123,660	5,575,829

		19,817,989

Containers & Packaging—0.7%

Packaging Corp. of America	31,390	2,222,098

Sonoco Products Co.	94,650	3,907,152

		6,129,250

Telecommunication Services—1.5%

Diversified Telecommunication Services—1.5%

BCE, Inc.	311,700	12,823,338

Utilities—1.9%

Electric Utilities—1.6%

Edison International	125,550	7,534,255

PPL Corp.[1]	187,964	5,979,135

		13,513,390

Independent Power and Renewable Electricity Producers—0.0%

Talen Energy Corp.[1,2]	23,477	369,293

Multi-Utilities—0.3%

CMS Energy Corp.	60,130	2,060,054

Total Common Stocks (Cost $332,252,223)		398,344,716

Preferred Stocks—2.6%

M&T Bank Corp., 6.375% Cum., Series A, Non-Vtg.	5,167	5,424,627

M&T Bank Corp., 6.375% Cum., Series C, Non-Vtg.	7,500	7,938,975

3	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Preferred Stocks (Continued)

U.S. Bancorp, 6% Non-Cum., Series G, Non-Vtg.[3]	300,000	$8,070,000

Total Preferred Stocks (Cost $20,387,098)		21,433,602
	Principal Amount

Asset-Backed Securities—9.6%

Airspeed Ltd.:
Series 2007-1A, Cl. G1, 0.457%, 6/15/32[3,4]	$23,997,667	19,918,064
Series 2007-1A, Cl. G2, 0.467%, 6/15/32[3,4]	6,899,329	5,916,175

Blade Engine Securitization Ltd., Series 2006-1AW, Cl. A1, 0.487%, 9/15/41[3,4]	29,071,839	21,367,802

GSAMP Trust, Series 2005-HE4, Cl. M3, 0.711%, 7/25/45[3]	3,300,000	2,727,427

New Century Home Equity Loan Trust, Series 2005-2, Cl. M3, 0.681%, 6/25/35[3]	5,500,000	4,528,282

Park Place Securities, Inc., Series 2005-WCW3, Cl. M1, 0.671%, 8/25/35[3]	5,000,000	4,681,975

RAMP Trust, Series 2006-EFC1, Cl. M2, 0.591%, 2/25/36[3]	5,490,000	4,529,491

Saxon Asset Securities Trust, Series 2007-3, Cl. 2A4, 0.681%, 9/25/47[3]	7,595,000	5,193,582

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Cl. A2, 0.511%, 5/25/37[3,5]	12,563,595	11,522,676

Total Asset-Backed Securities (Cost $73,246,182)		80,385,474

Mortgage-Backed Obligations—5.7%

Ameriquest Mortgage Securities, Inc., Series 2004-R2, Cl. M1, 0.832%, 4/25/34[3]	3,558,338	2,996,555

Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3, 0.971%, 6/25/35[3]	4,000,000	3,702,100

Bear Stearns Asset Backed Securities I Trust, Series 2004-HE9, Cl. M2, 1.987%, 11/25/34[3]	5,990,460	5,471,303

First NLC Trust, Series 2005-4, Cl. A4, 0.581%, 2/25/36[3]	11,003,000	9,506,746

Home Equity Asset Trust, Series 2005-5, Cl. M2, 0.701%, 11/25/35[3]	1,888,088	1,813,118

Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Cl. M3, 0.681%, 8/25/35[3]	1,298,061	1,192,453

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 2.667%, 4/21/34[3]	570,726	584,802

RAMP Trust:
Series 2005-RS2, Cl. M4, 0.911%, 2/25/35[3]	4,469,000	4,029,563
Series 2005-RS6, Cl. M2, 0.701%, 6/25/35[3]	944,044	926,351
Series 2006-NC3, Cl. A3, 0.461%, 3/25/36[3]	16,698,000	13,987,063

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Cl. A3, 0.641%, 5/25/37[3,5]	4,486,000	3,580,021

Total Mortgage-Backed Obligations (Cost $36,434,242)		47,790,075

Non-Convertible Corporate Bonds and Notes—3.2%

Appvion, Inc., 9% Sec. Nts., 6/1/20[5]	610,000	338,550

Goldman Sachs Capital II, 4% Jr. Sub. Perpetual Bonds[3,6]	999,000	754,245

Lukoil International Finance BV, 6.125% Sr. Unsec. Nts., 11/9/20[5]	14,000,000	14,281,120

Tenet Healthcare Corp., 3.786% Sr. Sec. Nts., 6/15/20[3,5]	135,000	139,050

Wachovia Capital Trust III, 5.57% Jr. Sub. Perpetual Bonds[3,6]	11,000,000	10,896,875

Total Non-Convertible Corporate Bonds and Notes (Cost $25,793,063)		26,409,840

4	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Convertible Corporate Bond and Note—0.3%

SEACOR Holdings, Inc., 2.50% Cv. Sr. Unsec. Nts., 12/15/27 (Cost $3,000,000)	$3,000,000	$2,938,125

Corporate Loans—15.0%

Consumer Discretionary—4.5%

Auto Components—0.1%

Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/25/20[3]	293,263	293,812

FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[3]	382,443	380,412

Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[3]	92,186	92,474

Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/23/20[3]	264,142	264,472

Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 10/9/18[3]	234,972	234,385

		1,265,555

Automobiles—0.1%

Federal-Mogul Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/15/21[3,7]	557,527	552,416

Distributors—0.4%

Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/29/22[3,7]	575,000	566,375

Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 6/5/20[3]	284,288	285,354

BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/26/19[3]	423,816	425,073

Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 4/10/19[3]	67,936	68,330

Capital Automotive LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.00%, 4/30/20[3]	596,672	607,362

Gymboree Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/23/18[3]	95,256	68,584

Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/16/19[3]	127,493	127,796

PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/11/22[3]	498,229	500,671

Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/24/21[3,7]	560,000	560,854

		3,210,399

Diversified Consumer Services—0.4%

4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%-6.75%, 5/8/20[3]	150,066	148,378

Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/30/18[3]	225,569	214,516

Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/23/21[3]	898,128	902,731

5	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Diversified Consumer Services (Continued)

IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 4/1/21[3]	$320,391	$289,954

IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/1/22[3]	89,964	82,167

Koosharem LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.50%, 5/15/20[3]	285,443	284,997

Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/15/18[3]	522,266	489,407

Nord Anglia Education Finance, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/21[3,7]	445,250	447,198

ServiceMaster Co. LLC (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/1/21[3]	375,729	377,136

		3,236,484

Hotels, Restaurants & Leisure—0.9%

Amaya Gaming, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 7/29/21[3]	458,453	458,668

American Casino & Entertainment Properties, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 7/7/22[3]	100,000	100,563

American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 3/18/18[3]	455,984	444,585

Bowlmor AMF, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/20/21[3]	223,598	224,856

Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 1.50%, 3/1/17[3,13]	146,278	127,832

Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 1.50%, 10/31/16[13]	65,614	58,462
Tranche B6, 1.50%, 3/1/17[13]	356,497	315,721
Tranche B7, 1.50%, 1/29/18[13]	372,725	321,874

Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[3]	900,325	846,627

Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/10/21[3]	415,459	351,063

CEC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.00%, 2/14/21[3]	264,652	259,359

Cinemark USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.19%, 5/6/22[3]	24,936	25,076

Corner Investment Propco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[3]	299,395	298,646

Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/18/21[3]	307,353	298,901

Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/25/22[3,7]	140,000	140,611

Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 1/31/20[3]	126,422	127,687

Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/21/19[3]	160,251	162,053

Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 11/21/19[3]	198,229	200,459

Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/29/18[3]	272,540	270,836

6	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/14/21[3]	$126,102	$126,536

Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/24/18[3]	224,737	225,820

Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/20/17[3]	254,537	255,809

Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/18[3]	429,575	430,918

Regal Cinemas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 4/1/22[3]	55,188	55,539

Revel Entertainment, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term Loan, 14.50%, 5/20/18[3,8,11]	280,573	1,403

Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 6.00%, 10/18/20[3]	112,075	112,674
Tranche B2, 6.00%, 10/1/21[3]	296,376	298,006

SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.00%, 5/14/20[3]	110,100	109,980

US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/19[3]	286,334	287,617

Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/2/20[3]	496,085	260,197

		7,198,378

Household Durables—0.2%

Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 7/27/19[3]	423,078	423,805

SRAM LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 4/10/20[3]	384,679	384,198

Sun Products Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[3]	405,479	394,582

Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[3]	167,856	164,290

		1,366,875

Internet & Catalog Retail—0.0%

Camping World, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%-5.75%, 2/20/20[3]	271,642	273,170

Leisure Products—0.2%

Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/14/20[3]	158,646	159,560

Hilton Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 10/26/20[3]	128,422	128,833

Intrawest Operations Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/9/20[3]	258,769	261,357

Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 8/13/20[3]	233,402	233,864

Playa Resorts Holding BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/9/19[3]	185,693	185,925

7	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Leisure Products (Continued)

Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/2/20[3]	$549,970	$551,934

		1,521,473

Media—1.9%

Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/26/21[3,7]	334,163	335,040

Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.50%, 7/15/16[3,8,11]	216,064	22

Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 5.50%, 7/2/19[3]	672,514	681,341

Catalina Marketing, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/1/21[3]	408,316	351,152

Catalina Marketing, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 4/11/22[3]	179,928	131,947

CCO Safari III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche I, 3.75%, 1/20/23[3,7]	575,000	576,900

Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.937%, 1/30/19[3]	1,022,176	941,253

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 7.687%, 7/30/19[3]	57,373	53,529

Cumulus Media Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/20[3]	66,712	61,709

Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 2/26/20[3]	484,660	474,967

Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 8/11/21[3]	223,598	222,375

Formula One, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/30/21[3]	207,240	207,261

Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[3]	210,019	149,245

Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 6/10/21[3]	192,026	192,686

Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 8/4/19[3]	79,414	79,675

Hoyts Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/29/20[3]	41,489	41,541

IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 5/6/21[3]	484,855	486,309

Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[3]	4,350,000	4,312,616

Internet Brands, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 6/30/21[3]	225,751	226,504

ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/18/20[3]	493,832	495,478

Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/7/22[3]	255,906	254,626

Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-4.25%, 7/30/20[3]	461,967	464,758

Mergermarket USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 2/4/21[3]	269,508	266,813

8	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media (Continued)

Merrill Communications LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/1/22[3]	$195,000	$195,488

NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/22/20[3]	600,071	597,446

Numericable US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/21/22[3,7]	160,000	160,060

Penton Business Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 10/3/19[3]	231,894	233,489

Project Sunshine IV Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 9/23/19[3]	70,590	71,208

Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[3]	85,966	86,019

SuperMedia, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.60%, 12/30/16[3]	185,559	116,438

Technicolor, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/11/20[3,7]	648,986	655,476

Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 12/27/20[3]	426,959	428,024

TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[3]	305,071	286,513

Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C2, 4.00%, 3/1/20[3]	48,771	48,771
Tranche C4, 4.00%, 3/1/20[3]	944,046	944,701

WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 10/12/19[3]	402,784	403,414

Yankee Cable Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/1/20[3]	450,651	452,341

YP LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 6/4/18[3]	73,940	74,495

		15,761,630

Multiline Retail—0.2%

J.C. Penny Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 5/22/18[3]	532,147	532,746

J.C. Penny Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/14/19[3,7]	161,653	161,956

Neiman Marcus, Sr. Sec. Credit Facilities Term Loan, 4.25%, 10/25/20[3]	781,506	779,714

		1,474,416

Specialty Retail—0.1%

Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/13/21[3]	523,208	525,029

Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[3]	487,849	491,762

Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 8/30/21[3]	131,167	131,462

National Vision, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/5/21[3]	184,551	182,360

		1,330,613

9	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Consumer Staples—0.4%

Beverages—0.1%

Burger King, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 12/10/21[3]	$458,488	$460,035

Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 7/29/22[3,7]	295,000	296,199

		756,234

Food & Staples Retailing—0.1%

Albertsons Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 5.375%, 3/21/19[3]	445,782	448,289
Tranche B4, 5.50%, 8/25/21[3]	445,679	448,085

New Albertsons, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 6/25/21[3]	320,953	322,117

Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.75%, 8/21/20[3]	63,202	63,952

		1,282,443

Food Products—0.2%

AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 7/10/17[3]	188,615	189,369

CSM Bakery Supplies, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/20[3]	319,269	320,346

CSM Bakery Supplies, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 7/5/21[3]	49,896	47,651

Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.75%, 11/1/18[3]	249,239	250,563

Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/9/20[3]	193,347	198,181

JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 9/18/20[3]	297,108	297,383

Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[3]	203,824	205,013

		1,508,506

Energy—0.3%

Energy Equipment & Services—0.3%

American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 8/4/20[3,7]	213,584	151,645

Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 12/19/19[3]	110,429	90,828

Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.00%, 3/31/21[3,7]	183,272	143,364

ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 9/20/21[3]	316,926	310,488

HGIM, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/18/20[3]	62,433	48,334

NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[3,8]	205,632	57,063

Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/28/19[3]	125,328	64,701

10	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Energy Equipment & Services (Continued)

ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/30/19[3]	$277,320	$249,588

Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/21/19[3,7,8]	681,424	389,547

Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/12/21[3,7]	221,710	166,698

Templar Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 11/25/20[3,7]	396,494	249,130

TPF II Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/4/21[3]	526,540	531,312

		2,452,698

Oil, Gas & Consumable Fuels—0.0%

Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/29/21[3]	194,969	194,603

Financials—0.7%

Commercial Banks—0.2%

Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/13/22[3]	171,209	171,635

Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.25%, 5/13/22[3]	18,791	18,838

Alliant Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/15/22[3,7]	290,000	290,408

HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/2/20[3]	469,665	468,229

Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/22[3]	214,921	217,608

		1,166,718

Consumer Finance—0.0%

PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/29/20[3]	143,480	144,735

PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 9/29/21[3]	79,734	80,133

		224,868

Diversified Financial Services—0.4%

Altisource Solutions Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/9/20[3]	71,956	64,760

Guggenheim Partners Investment Management, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/22/20[3]	184,554	185,621

International Lease Finance Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.50%, 2/26/21[3]	2,620,000	2,627,252

RCS Capital, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 4/29/19[3]	367,841	365,083

		3,242,716

Insurance—0.1%

Aqgen Liberty Management I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/1/19[3]	358,015	352,645

11	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Insurance (Continued)

National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/1/20[3]	$426,932	$427,359

		780,004

Health Care—1.5%

Health Care Equipment & Supplies—1.3%

21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 4/30/22[3]	755,000	727,631

Accellent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/12/21[3]	211,274	210,877

Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/28/22[3]	337,452	336,116

Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/16/21[3]	607,392	610,176

Alvogen Pharma US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/1/22[3]	300,113	301,614

Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/20/21[3,7]	115,000	115,719

CareCore National LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 3/5/21[3]	369,645	367,797

Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/7/19[3]	935,227	937,565

CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 3.75%, 12/31/19[3]	63,620	63,832
Tranche H, 4.00%, 1/27/21[3]	202,258	203,339

Connolly Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/14/21[3]	339,144	341,263

ConvaTec, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/15/20[3]	235,000	235,772

CT Technologies Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 11/18/21[3]	606,554	609,208

DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/8/20[3]	305,000	306,182

Drumm Investors LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/4/18[3]	813,131	823,973

Endo Luxembourg Finance I Co. Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 6/24/22[3,7]	75,000	75,439

eResearchTechnology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/8/22[3]	200,000	200,875

HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/6/18[3]	191,975	183,736

IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[3]	611,677	613,971

Indivior Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 12/19/19[3]	327,641	323,341

inVentiv Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.75%, 5/15/18[3,7]	213,985	214,431

LHP Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.00%, 7/3/18[3]	85,789	84,074

LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[3]	165,637	165,326

12	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Health Care Equipment & Supplies (Continued)

Medpace, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/31/21[3]	$103,558	$104,248

National Mentor, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/31/21[3]	371,979	373,142

National Surgical Hospitals, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/1/22[3]	60,000	60,036

New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/31/19[3]	112,227	108,860

Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/27/20[3]	568,050	560,523

Ortho-Clinical Diagnostics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 6/30/21[3]	184,855	183,943

P2 Lower Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/22/20[3]	126,322	127,006

PRA Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 9/24/20[3]	321,605	323,146

Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/13/19[3]	60,794	61,034

Sterigenics-Nordion Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/15/22[3]	160,000	161,200

US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 7/3/19[3]	319,754	320,454

Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche BF1, 4.00%, 4/1/22[3,7]	99,850	100,434

		10,536,283

Health Care Providers & Services—0.2%

American Renal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[3]	155,933	155,641

Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/2/18[3]	224,578	225,233

Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.00%, 12/4/17[3]	219,515	225,003

Millennium Laboratories LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/14/21[3]	775,216	321,715

Steward Health Care System LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/10/20[3]	149,296	148,642

Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/3/20[3]	391,907	392,886

		1,469,120

Health Care Technology—0.0%

Vitera Healthcare Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/4/20[3]	20,478	20,538

Life Sciences Tools & Services—0.0%

JLL/Delta Dutch Newco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/11/21[3]	358,877	358,140

13	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Pharmaceuticals—0.0%

Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 9/30/19[3]	$420,573	$420,792

Industrials—2.9%

Aerospace & Defense—0.2%

AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[3]	109,322	100,030

Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/9/20[3]	359,952	360,777

Landmark Aviation Canadian, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/25/19[3]	17,171	17,193

LM US Member LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/25/19[3]	432,646	433,187

Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/17[3]	298,397	264,827

TurboCombustor Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/2/20[3]	231,667	228,192

		1,404,206

Commercial Services & Supplies—1.2%

Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 10/18/21[3]	149,692	150,253

Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/12/21[3]	176,042	176,152

Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 8/12/21[3,7]	31,911	32,004

Ascend Learning LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%-6.75%, 7/26/19[3,7]	890,910	898,149

Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%, 7/30/22[3,7]	628,369	628,500
Tranche B1, 5.00%, 5/24/19[3]	902,457	906,280

Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/22/21[3]	361,040	361,491

Ceridan HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B2, 4.50%, 5/9/17[3]	226,232	225,383

CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/19/21[3]	69,146	63,845

CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%, 3/14/21[3]	137,983	127,404

EWT Holdings III Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 1/15/21[3]	231,589	232,023

Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 4/3/18[3]	71,058	71,236

First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/30/22[3]	275,000	274,312

Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[3]	186,562	185,863

Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 11/6/20[3]	19,657	19,583

GCA Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 11/1/19[3]	174,993	174,529

14	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Services & Supplies (Continued)

IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 10/31/21[3]	$468,080	$471,591

Information Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 9/30/20[3]	82,819	83,241

Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/27/21[3]	157,172	155,830

Leighton Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/23/22[3,7]	265,000	267,319

Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/18/19[3]	103,723	102,297

Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/17/20[3]	45,073	42,820

Novitex Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 7/1/20[3]	167,699	159,314

Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/10/21[3]	243,923	244,075

Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[3]	255,974	256,214

Packers Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/2/21[3]	54,536	54,928

Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 7/1/21[3,7]	580,000	582,900

Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/19/19[3]	904,805	909,235

Sabre, Inc., Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.00%, 2/19/19[3]	115,129	115,763

Ship Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 11/29/19[3]	337,176	339,283

SourceHOV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 10/31/19[3]	258,306	237,319

TransFirst, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/12/21[3]	911,527	915,372

TransFirst, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 1/11/22[3,7]	101,320	101,801

Universal Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 7/7/22[3,7]	354,970	353,861

Universal Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.75%, 7/28/22[3,7]	25,030	24,952

		9,945,122

Electrical Equipment—0.2%

Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/25/21[3]	237,545	238,435

First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.187%, 3/24/21[3]	423,476	425,446
Tranche C1, 3.687%, 3/23/18[3]	264,144	263,835

Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.25%, 2/28/20[3]	523,021	525,097
Tranche B5, 5.00%, 1/15/21[3]	378,813	381,322

15	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Electrical Equipment (Continued)

Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/22/19[3]	$112,444	$113,287

		1,947,422

Industrial Conglomerates—0.6%

Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[3,7]	391,666	385,301

Boyd Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/15/22[3]	60,000	60,200

Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 3.50%, 5/27/22[3]	155,000	154,699

Custom Sensors & Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 9/30/21[3]	281,374	282,429

Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[3]	250,931	252,499

Doosan Bobcat, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/28/21[3,7]	357,654	360,113

Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/2/20[3]	473,938	476,012

Filtration Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/20/20[3,7]	247,683	248,736

Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/5/21[3,7]	471,222	470,008

Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/30/21[3,7]	225,187	226,876

Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/28/20[3]	223,627	224,745

Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/9/17[3]	309,781	309,587

TransDigm, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.50%, 5/14/22[3]	249,405	248,514

US Farathane LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 12/23/21[3]	374,863	378,841

Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/25/21[3]	177,809	176,142

WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/28/19[3]	333,837	334,620

		4,589,322

Machinery—0.2%

Alliance Laundry Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/10/18[3]	288,625	289,948

BWAY, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/14/20[3]	615,218	619,543

Capital Safety, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 3/22/21[3]	328,926	328,899

International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%-7.75%, 8/16/19[3]	137,443	137,357

Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/8/20[3]	122,807	122,194

16	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Machinery (Continued)

RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/21/20[3]	$313,803	$314,392

		1,812,333

Marine—0.1%

Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[3]	306,991	308,046

Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[3]	374,220	374,922

		682,968

Road & Rail—0.2%

Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 7/30/22[3]	26,206	26,337
Tranche B2, 4.50%, 7/24/22[3]	8,237	8,278

Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.50%, 7/30/22[3,7]	3,737	3,756

Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/22[3]	105,198	105,593

Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.532%, 2/23/22[3]	982,800	970,515

YRC Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 2/13/19[3]	420,931	412,512

		1,526,991

Trading Companies & Distributors—0.1%

iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 3/19/17[3]	131,576	135,030

Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/15/18[3]	83,747	83,630

Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/8/19[3]	361,682	351,283

Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[3]	544,968	522,715

		1,092,658

Transportation Infrastructure—0.1%

Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 3.75%, 4/30/19[3,7]	298,895	300,716

Metaldyne, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 10/20/21[3]	242,499	243,105

TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/24/22[3,7]	400,000	402,125

		945,946

Information Technology—1.0%

Communications Equipment—0.0%

Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 7/17/20[3]	247,885	248,660

17	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Electronic Equipment, Instruments, & Components—0.1%

Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/14/21[3]	$232,017	$233,516

Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/30/19[3]	385,927	387,334

		620,850

Internet Software & Services—0.7%

Active Network, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/13/20[3]	277,627	276,065

Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 6.25%, 4/30/20[3]	842,497	803,883

Black Knight InfoServ LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/27/22[3]	35,000	35,219

Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/20/22[3]	285,000	285,891

CommScope, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 12/29/22[3]	155,000	155,710

Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 12/15/21[3]	453,213	443,299

Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/29/20[3]	572,807	573,325

Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/25/22[3,7]	500,000	502,291

Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 6/1/22[3]	225,000	225,253

First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.047%, 7/8/22[3]	100,000	100,063

Informatica Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/20/22[3,7]	415,040	415,861

Linxens France SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 7/31/22[3,7]	85,000	85,000

Micro Focus US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 11/19/21[3]	515,395	518,248

Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/20[3]	304,170	305,311

Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 4/25/22[3]	490,629	497,550

TIBCO Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 12/4/20[3]	603,288	605,362

TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 5/31/21[3]	280,000	278,133

Zebra Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/27/21[3]	33,698	34,145

		6,140,609

IT Services—0.0%

Vetafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[3]	177,727	178,238

18	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Office Electronics—0.1%

BMC Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/10/20[3]	$506,532	$464,377

Software—0.1%

Aptean, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/21/20[3]	146,324	146,141

Aptean, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/19/21[3]	32,190	31,184

Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.75%, 10/4/18[3]	307,490	308,122

Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 3.75%, 6/3/20[3]	167,494	166,674

RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/21/18[3]	462,808	447,304

		1,099,425

Materials—1.3%

Chemicals—0.9%

Allnex Luxembourg & CY SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 10/4/19[3]	78,933	79,131
Tranche B2, 4.50%, 10/4/19[3]	40,955	41,057

American Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/26/19[3]	131,020	132,166

AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/10/21[3]	3,040,759	3,048,993

CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 8/28/20[3]	31,784	31,893

CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.25%, 8/28/20[3]	313,266	314,343
Tranche B3, 4.25%, 8/28/20[3]	94,314	94,638

Chemours Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/12/22[3]	205,000	197,654

Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[3]	341,508	334,678

Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 7/23/21[3]	195,086	195,573

Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/31/22[3]	77,674	77,612

Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[3]	103,793	103,469

OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.00%, 8/20/19[3]	168,973	172,986

PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/7/17[3]	168,752	168,763

Road Infrastructure Investment, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/31/21[3]	282,128	278,249

Royal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/20/22[3]	200,000	201,292

Solenis International LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/2/21[3]	223,598	222,713

19	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Chemicals (Continued)

Styrolution Group GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 11/7/19[3]	$496,090	$502,601

Tronox Pigments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/19/20[3]	159,647	153,062

Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/1/22[3]	342,500	343,570

Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.25%, 6/18/22[3]	115,000	115,359
Tranche B, 4.25%, 7/1/22[3]	342,500	343,570

		7,153,372

Construction Materials—0.2%

Atkore, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/9/21[3]	214,428	208,531

Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/28/20[3]	360,447	360,447

CPG International, Inc., Sr. Sec. Credit Facilities Term Loan, 4.75%, 9/30/20[3]	194,505	193,533

GYP Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/27/21[3]	201,569	198,671

HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 6/28/18[3]	283,171	283,950

Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 9/28/20[3]	229,964	230,359

Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 3/26/21[3]	262,132	264,262

		1,739,753

Containers & Packaging—0.1%

Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 12/17/19[3]	216,096	216,528

Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 7/3/19[3]	258,690	250,283

Exopack/Coveris, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/8/19[3]	95,912	96,511

Kloeckner Pentaplast of America, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/22/20[3]	111,529	112,365

Kloeckner Pentaplast of America, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/28/20[3]	262,439	264,408

Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 12/1/18[3,7]	60,000	60,412

		1,000,507

Metals & Mining—0.1%

Alpha Natural Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 5/22/20[3,7]	114,707	79,463

Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 9/5/19[3,7]	48,714	44,451

20	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Metals & Mining (Continued)

Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 6/2/22[3,7]	$227,599	$227,781

		351,695

Paper & Forest Products—0.0%

Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 4/30/21[3]	316,609	315,966

Telecommunication Services—0.6%

Diversified Telecommunication Services—0.6%

Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 9/10/20[3]	188,043	188,160

Communications Sales & Leasing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 10/14/22[3]	793,586	774,738

FairPoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[3]	134,849	136,686

Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/22/20[3]	481,453	476,518

IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/6/21[3]	274,342	274,571

IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 2/4/22[3]	161,028	154,084

Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche BI, 4.00%, 1/15/20[3]	712,152	714,934
Tranche BII, 3.50%, 5/31/22[3]	290,000	289,239

LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/13/20[3]	484,487	483,074

Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/30/20[3]	309,736	301,992

Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/30/21[3]	87,678	81,979

US TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/25/20[3]	257,259	257,983

XO Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/22/21[3]	206,794	207,053

Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/6/21[3]	551,192	550,227

		4,891,238

Wireless Telecommunication Services—0.0%

NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[3,7]	43,289	38,960

Utilities—1.8%

Electric Utilities—0.9%

Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/13/19[3]	634,756	638,525

Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 6.375%, 8/13/18[3]	42,184	42,435

Atlantic Power LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/20/21[3]	321,246	322,651

21	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Electric Utilities (Continued)

Energy Future Intermediate Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 4.25%, 6/20/16[3]	$5,335,806	$5,363,595

Green Energy Partners/Stonewall LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 11/15/21[3]	52,542	53,363

InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/15/20[3]	300,865	289,206

LA Frontera Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 9/30/20[3]	61,868	61,230

Moxie Patriot LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 12/19/20[3]	518,994	520,940

Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/20[3]	148,290	146,050

Wheelabrator, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%, 12/17/21[3]	222,640	223,985
Tranche C, 5.00%, 12/17/21[3]	9,845	9,905

		7,671,885

Gas Utilities—0.1%

Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[3]	679,507	645,531

Independent Power and Renewable Electricity Producers—0.8%

Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/23/20[3]	7,034,555	7,060,203

Total Corporate Loans (Cost $127,244,666)		125,173,309

	Shares

Structured Securities—0.9%

Africa Telecommunications Media & Technology Fund 1 LLC[4]	9,542,930	895,985

Bank of America Merrill Lynch, Brinker International, Inc. Equity Linked Nts., 10/22/15[5]	112,802	6,816,418

Total Structured Securities (Cost $16,600,045)		7,712,403

			Exercise Expiration
	Counterparty		Price	Date	Contracts

Over-the-Counter Option Purchased—0.0%

CNH Currency Put[2] (Cost $487,852)	GSG	CNH	6.388	7/13/16	CNH		196,000,000	390,432

	Counterparty	Pay/Receive Floating	Floating Rate	Fixed Expiration Notional Amount
		Rate		Rate	Date	(000’s)

Over-the-Counter Interest Rate Swaptions Purchased—0.6%

Interest Rate Swap maturing 1/25/26 Put[2]	GSG	Pay	Six-Month JPY BBA LIBOR	1.870%	1/21/16	JPY	5,406,000	1,115

22	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Value

Over-the-Counter Interest Rate Swaptions Purchased (Continued)

Interest Rate Swap maturing 11/22/27 Call[2]	GSG	Pay	Six-Month JPY BBA LIBOR	1.070%	11/20/17	JPY	8,024,000	$1,223,080

Interest Rate Swap maturing 3/21/28 Call[2]	GSG	Pay	Three- Month USD BBA LIBOR	2.580	3/19/18	USD	14,400	814,078

Interest Rate Swap maturing 4/18/28 Call[2]	GSG	Receive	Three- Month USD BBA LIBOR	2.505	4/16/18	USD	36,000	2,185,142

Interest Rate Swap maturing 7/25/28 Call[2]	GSG	Pay	Six-Month JPY BBA LIBOR	1.050	7/23/18	JPY	2,000,000	420,620

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $6,322,466)								4,644,035

	Shares

Investment Companies—10.3%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%[9,10]	46,948,400	46,948,400

Oppenheimer Master Loan Fund, LLC[9]	1,370,520	20,282,304

SPDR Gold Trust Exchange Traded Fund[2,12]	180,900	18,981,837

Total Investment Companies (Cost $93,279,349)		86,212,541

Total Investments, at Value (Cost $735,047,186)	95.9%	801,434,552

Net Other Assets (Liabilities)	4.1	34,062,631

Net Assets	100.0%	$835,497,183

Footnotes to Consolidated Statement of Investments

1. All or portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to securities sold short. The aggregate market value of such securities is $9,379,451. See Note 6 of accompanying Consolidated Notes.

2. Non-income producing security.

3. Represents the current interest rate for a variable or increasing rate security.

23	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

4. Restricted security. The aggregate value of restricted securities at period end were $48,098,026, which represents 5.76% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Africa Telecommunications Media & Technology Fund 1 LLC	4/20/11	$10,000,000	$895,985	$(9,104,015)
Airspeed Ltd., Series 2007-1A, Cl. G1, 0.457%, 6/15/32	1/9/13-7/10/13	19,341,664	19,918,064	576,400
Airspeed Ltd., Series 2007-1A, Cl. G2, 0.467%, 6/15/32	1/9/13-1/25/13	5,771,410	5,916,175	144,765
Blade Engine Securitization Ltd., Series 2006-1AW, Cl. A1, 0.487%, 9/15/41	4/19/13-5/29/13	22,424,333	21,367,802	(1,056,531)

		$57,537,407	$48,098,026	$(9,439,381)

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $36,677,835 or 4.39% of the Fund’s net assets at period end.

6. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares July 31, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	40,870,565	181,736,660	175,658,825	46,948,400
Oppenheimer Master Loan Fund, LLC	8,288,014	—	6,917,494	1,370,520

		Value	Income	Realized Gain

Oppenheimer Institutional Money Market Fund, Cl. E		$46,948,400	$40,004	$—
Oppenheimer Master Loan Fund, LLC		20,282,304	3,360,277 [a]	1,678,579 [a]

Total		$67,230,704	$3,400,281	$1,678,579

   a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

10. Rate shown is the 7-day yield at period end.

11. Interest or dividend is paid-in-kind, when applicable.

12. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

13. Subject to forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

24	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares Sold Short	Value

Securities Sold Short—(21.7)%
Common Stock Securities Sold Short—(21.7)%
Aflac, Inc.	(145,240)	$(9,302,622)

Air Lease Corp., Cl. A	(183,910)	(6,501,218)

Aircastle Ltd.	(99,190)	(2,387,503)

Aker Solutions ASA	(391,231)	(1,558,852)

Assurant, Inc.	(66,350)	(4,949,710)

athenahealth, Inc.	(17,550)	(2,456,298)

BHP Billiton Ltd., Sponsored ADR	(129,660)	(4,975,054)

Boeing Co. (The)	(64,350)	(9,277,339)

Camden Property Trust	(62,700)	(4,992,801)

Caterpillar, Inc.	(92,320)	(7,259,122)

CBL & Associates Properties, Inc.	(377,230)	(6,163,938)

Cheniere Energy, Inc.	(92,010)	(6,345,930)

Chesapeake Energy Corp.	(93,500)	(809,710)

Cie Financiere Richemont SA	(86,353)	(7,449,161)

ClubCorp Holdings, Inc.	(323,800)	(7,551,016)

Comcast Corp., Cl. A	(61,360)	(3,829,478)

Comerica, Inc.	(81,200)	(3,851,316)

Commerce Bancshares, Inc.	(76,209)	(3,588,682)

Ensco plc, Cl. A	(344,080)	(5,704,846)

Finish Line, Inc. (The), Cl. A	(151,980)	(4,177,930)

First Niagara Financial Group, Inc.	(417,980)	(4,058,586)

First Quantum Minerals Ltd.	(272,034)	(2,173,610)

FirstMerit Corp.	(161,970)	(3,035,318)

Gulfmark Offshore, Inc., Cl. A	(221,980)	(2,091,052)

NASDAQ OMX Group, Inc. (The)	(42,740)	(2,181,022)

Nationstar Mortgage Holdings, Inc.	(104,500)	(1,938,475)

Oracle Corp.	(118,080)	(4,716,115)

Pennsylvania Real Estate Investment Trust	(449,320)	(9,849,094)

Rio Tinto plc, Sponsored ADR	(74,337)	(2,870,895)

Rouse Properties, Inc.	(212,532)	(3,740,563)

SanDisk Corp.	(132,180)	(7,969,132)

Southern Copper Corp.	(204,845)	(5,706,982)

Subsea 7 SA	(389,235)	(3,400,494)

Tidewater, Inc.	(246,890)	(4,821,762)

Tiffany & Co.	(39,580)	(3,787,806)

Time Warner, Inc.	(66,000)	(5,810,640)

Transocean Ltd.	(36,992)	(490,514)

Weingarten Realty Investors	(205,860)	(7,242,155)

Zions Bancorporation	(79,340)	(2,474,615)

Total Securities Sold Short (Proceeds $176,401,275)		$(181,491,356)

Forward Currency Exchange Contracts as of July 31, 2015
Counterparty	Settlement Month(s)	Currency Purchased (000’s)	Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation

BOA	09/2015	NOK 14,380	USD 1,843	$—	$84,655
BOA	09/2015	USD 11,266	AUD 14,760	511,247	—
BOA	11/2015	USD 12,532	CAD 15,620	595,884	—
BOA	09/2015	USD 14,325	EUR 12,675	393,740	—

25	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counterparty	Settlement Month(s)	Currency Purchased (000’s)	Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation

BOA	09/2015	USD 9,526	JPY	1,183,000	$—	$26,741
BOA	09/2015	USD 8,245	THB	290,000	33,587	—
DEU	09/2015	USD 7,054	SEK	58,290	289,904	—
JPM	09/2015	USD 9,711	CHF	9,000	378,613	—
TDB	09/2015	USD 4,024	EUR	3,650	12,586	—

Total Unrealized Appreciation and Depreciation					$2,215,561	$111,396

Futures Contracts as of July 31, 2015
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Depreciation

Euro-BTP	EUX	Sell	9/8/15	43	$6,455,623	$79,681
United States Treasury Nts., 10 yr.	CBT	Sell	9/21/15	73	9,302,938	2,966

						$82,647

Centrally Cleared Credit Default Swaps at July 31, 2015
Reference Asset		Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/(Paid)	Value

CDX.HY.24		Buy	5.000%	6/20/20	USD 19,206	$1,485,497	$(1,144,786)

CDX.IG.24		Sell	1.000	6/20/20	USD 25,000	(367,884)	338,120

CDX.IG.24		Sell	1.000	6/20/20	USD 25,000	(493,930)	338,120

iTraxx.Main.23		Buy	1.000	6/20/20	EUR 23,500	589,610	(443,521)

iTraxx.Main.23		Buy	1.000	6/20/20	EUR 21,500	303,220	(405,775)

Total Cleared Credit Default Swaps						$1,516,513	$(1,317,842)

Over-the-Counter Credit Default Swaps at July 31, 2015
Reference Asset	Counterparty	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/(Paid)	Value

Federative Republic of Brazil	CITNA-B	Buy	1.000%	6/20/20	USD 20,000	$(1,445,882)	$1,620,760

Kingdom of Spain	BOA	Buy	1.000	6/20/20	USD 25,000	169,615	(69,343)

Portuguese Republic	GSG	Buy	1.000	6/20/20	USD 15,000	(304,084)	459,329

Republic of Austria	GSG	Buy	1.000	6/20/20	USD 8,500	305,878	(301,064)

Republic of Italy	GSG	Buy	1.000	6/20/20	USD 30,000	(133,466)	206,470

Total Over-the-Counter Credit Default Swaps						$(1,407,939)	$1,916,152

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**

Investment Grade Corporate Debt Indexes	$50,000,000	$—	BBB+

26	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Over-the-Counter Interest Rate Swaps at July 31, 2015
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Value

BOA	Pay	CNY CNREPOFIX =CFXS	2.900%	7/24/20	CNY	84,000	$(85,259)

Over-the-Counter Total Return Swaps at July 31, 2015
Reference Asset	Counterparty	Pay/Receive Total Return*	Floating Rate	Maturity Date		Notional Amount (000’s)	Value

Blackstone Group LP	GSG	Receive	Twelve-Month USD BBA LIBOR plus 74 basis points	7/22/16	USD	11,416	$(618,212)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSG	Goldman Sachs Group, Inc. (The)
JPM	JPMorgan Chase Bank NA
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Renminbi
CNY	Chinese Renminbi
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
THB	Thailand Baht

27	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
CDX.HY.24	Markit CDX High Yield Index
CDX.IG.24	Markit CDX North American Investment Grade High Volatility
CNREPOFIX	Repurchase Fixing Rates
CFXS	Repurchase Fixing Rates
iTraxx.Main.23	Credit Default Swap Trading Index CDXE for a Specific Basket of Securities

Exchange Abbreviations
CBT	Chicago Board of Trade
EUX	European Stock Exchange

28	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

1. Organization

Oppenheimer Fundamental Alternatives Fund (the “Fund”), formerly known as Oppenheimer Flexible Strategies Fund, a series of Oppenheimer Quest for Value Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Fundamental Alternatives Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund.

At period end, the Fund owned 9,283 shares with net assets of $24,775,948.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

 The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

29	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

30	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized

31	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

32	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$40,023,515	$69,880	$—	$40,093,395
Consumer Staples	20,384,603	—	—	20,384,603
Energy	21,756,456	—	—	21,756,456
Financials	67,340,537	—	—	67,340,537
Health Care	59,007,510	9,662,076	—	68,669,586
Industrials	71,329,211	—	—	71,329,211
Information Technology	48,326,291	5,731,323	—	54,057,614
Materials	25,947,239	—	—	25,947,239
Telecommunication Services	12,823,338	—	—	12,823,338
Utilities	15,942,737	—	—	15,942,737
Preferred Stocks	8,070,000	13,363,602	—	21,433,602
Asset-Backed Securities	—	59,017,672	21,367,802	80,385,474
Mortgage-Backed Obligations	—	47,790,075	—	47,790,075
Non-Convertible Corporate Bonds and Notes	—	26,409,840	—	26,409,840
Convertible Corporate Bond and Note	—	2,938,125	—	2,938,125
Corporate Loans	—	125,171,884	1,425	125,173,309
Structured Securities	—	6,816,418	895,985	7,712,403
Over-the-Counter Option Purchased	—	390,432	—	390,432
Over-the-Counter Interest Rate Swaptions Purchased	—	4,644,035	—	4,644,035
Investment Companies	65,930,237	20,282,304	—	86,212,541

Total Investments, at Value	456,881,674	322,287,666	22,265,212	801,434,552
Other Financial Instruments:
Swaps, at value	$—	$2,286,559	$—	$2,286,559
Centrally cleared swaps, at value	—	676,240	—	676,240
Forward currency exchange contracts	—	2,215,561	—	2,215,561

Total Assets	$456,881,674	$327,466,026	$22,265,212	$806,612,912

Liabilities Table
Other Financial Instruments:
Common Stock Securities Sold Short	$(169,082,849)	$(12,408,507)	$—	$(181,491,356)
Swaps, at value	—	(1,073,878)	—	(1,073,878)
Centrally cleared swaps, at value	—	(1,994,082)	—	(1,994,082)
Futures contracts	(82,647)	—	—	(82,647)
Forward currency exchange contracts	—	(111,396)	—	(111,396)

Total Liabilities	$(169,165,496)	$(15,587,863)	$—	$(184,753,359)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

33	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Transfers into Level 1*	Transfers out of Level 2*

Assets Table
Investments, at Value:
Preferred Stocks	$8,118,000	$(8,118,000)

Total Assets	$8,118,000	$(8,118,000)

* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s Investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund.

The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek income. The Fund’s investment in the Master Fund is included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments

34	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund. The Fund owns 1.6% of the Master Fund at period end.

At period end the Fund had entered into a redemption in-kind for a proportionate share of the holdings in the Master Fund. The amount of this redemption can be found on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

35	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$6,438,571
Sold securities	710,522

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$1,168,973
Market Value	$448,035
Market value as % of Net Assets	0.05%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $823,889, representing 0.10% of the Fund’s net assets, were subject to these forbearance agreements.

36	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to

37	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure

38	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $4,469,436 and $49,845,716, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the reporting period, the Fund had an ending monthly average market value of $59,500,635 on futures contracts sold.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

39	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $555,325 and $39,043 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no written options outstanding.

40	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit

41	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual issuers and/or indexes of issuers.

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of an individual issuer or basket or index of issuers as opposed to decreasing its credit risk exposure related to debt securities of such issuer(s) held by the Fund.

During the reporting period, the Fund had ending monthly average notional amounts of $141,083,345 and $27,500,000 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

During the reporting period, the Fund had ending monthly average notional amounts of $1,352,722 on interest rate swaps which receive a fixed rate.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure

42	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the reporting period, the Fund had ending monthly average notional amounts of $8,306,186 on total return swaps which are long the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to

43	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate increases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $3,410,627 on purchased swaptions.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $8,861,217.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial

44	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

45	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Borrowings and Other Financing

Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate cash or securities at its custodian which are pledged for the benefit of the lending broker and/or to deposit and pledge cash directly at the lending broker, with a value equal to a certain percentage, exceeding 100%, of the value of the securities that it sold short. Cash that has been segregated and pledged for this purpose will be disclosed on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports; securities that have been segregated and pledged for this purpose are disclosed as such in the Consolidated Statement of Investments. The aggregate market value of such cash and securities at period end is $198,572,890. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned.

Dividend expense on short sales is treated as an expense in the Consolidated Statement of Operations in the annual and semiannual reports.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$735,152,283
Federal tax cost of other investments	(176,475,596)

Total federal tax cost	$558,676,687

Gross unrealized appreciation	$120,399,496
Gross unrealized depreciation	(59,653,665)

Net unrealized appreciation	$60,745,831

46	OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

	Shares	Value
Common Stocks—98.6%
Consumer Discretionary—13.0%
Auto Components—0.9%
BorgWarner, Inc.	292,280	$14,529,239
Automobiles—0.8%
Thor Industries, Inc.	207,540	11,597,335
Household Durables—6.0%
Lennar Corp., Cl. A	757,100	40,156,584
Newell Rubbermaid, Inc.	902,370	39,054,573
PulteGroup, Inc.	581,830	12,055,518
		91,266,675
Leisure Products—0.9%
Arctic Cat, Inc.	200,220	5,728,294
Mattel, Inc.	370,030	8,588,397
		14,316,691
Media—3.3%
Cinemark Holdings, Inc.	301,510	11,897,585
DISH Network Corp., Cl. A1	269,390	17,405,288
Regal Entertainment Group, Cl. A	188,410	3,881,246
TEGNA, Inc.	595,410	17,344,293
		50,528,412
Multiline Retail—0.9%
Kohl’s Corp.	220,170	13,500,824
Specialty Retail—0.2%
Staples, Inc.	263,190	3,871,525
Consumer Staples—5.6%
Beverages—0.9%
Molson Coors Brewing Co., Cl. B	192,820	13,717,215
Food & Staples Retailing—1.5%
Rite Aid Corp.[1]	2,608,718	23,243,677
Food Products—1.1%
B&G Foods, Inc.	259,544	7,664,334
Tyson Foods, Inc., Cl. A	209,830	9,305,961
		16,970,295

	Shares	Value
Household Products—0.5%
Energizer Holdings, Inc.[1]	179,861	$6,926,447
Personal Products—1.1%
Edgewell Personal Care Co.	183,911	17,602,122
Tobacco—0.5%
Reynolds American, Inc.	80,794	6,931,317
Energy—5.3%
Energy Equipment & Services—1.9%
Diamond Offshore Drilling, Inc.	93,940	2,061,983
FMC Technologies, Inc.[1]	215,970	7,075,177
Forum Energy Technologies, Inc.[1]	225,440	3,444,723
Helmerich & Payne, Inc.	114,340	6,601,992
Oceaneering International, Inc.	111,055	4,444,421
Patterson-UTI Energy, Inc.	337,400	5,562,039
		29,190,335
Oil, Gas & Consumable Fuels—3.4%
Cimarex Energy Co.	117,950	12,280,954
EQT Corp.	120,810	9,284,249
HollyFrontier Corp.	116,570	5,625,668
Sanchez Energy Corp.[1]	648,820	4,755,851
Tesoro Corp.	140,260	13,652,908
Whiting Petroleum Corp.[1]	304,508	6,239,369
		51,838,999
Financials—29.2%
Capital Markets—4.6%
Apollo Global Management LLC, Cl. A2	393,190	8,087,918
Ares Management LP2	762,942	14,480,639
Invesco Ltd.	302,924	11,692,866
Lazard Ltd., Cl. A2	204,940	11,355,726
Raymond James Financial, Inc.	418,500	24,691,500
		70,308,649

1  OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks—8.4%
Associated Banc-Corp.	1,268,160	$24,995,434
East West Bancorp, Inc.	379,440	16,983,734
First NBC Bank Holding Co.[1]	391,190	14,943,458
Huntington Bancshares, Inc.	1,760,220	20,541,767
SunTrust Banks, Inc.	407,520	18,069,437
TCF Financial Corp.	747,660	12,306,484
Zions Bancorporation	660,287	20,594,351
		128,434,665
Consumer Finance—3.7%
Ally Financial, Inc.[1]	1,369,050	31,173,269
Navient Corp.	728,803	11,442,207
Synchrony Financial[1]	402,240	13,820,966
		56,436,442
Insurance—7.9%
Everest Re Group Ltd.	41,780	7,650,754
Genworth Financial, Inc., Cl. A1	2,036,110	14,273,131
Lincoln National Corp.	256,510	14,446,643
Reinsurance Group of America, Inc., Cl. A	366,810	35,404,501
Unum Group	647,480	23,205,683
Validus Holdings Ltd.	554,440	25,698,294
		120,679,006
Real Estate Investment Trusts (REITs)—4.6%
Alexandria Real Estate Equities, Inc.	60,750	5,632,133
Apartment Investment & Management Co., Cl. A	108,610	4,244,479
Communications Sales & Leasing, Inc.	296,778	6,187,821
CubeSmart	589,830	15,429,953
Equity LifeStyle Properties, Inc.	255,380	14,781,394

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
LaSalle Hotel Properties	416,964	$13,872,392
Omega Healthcare Investors, Inc.	278,437	10,096,126
		70,244,298
Health Care—10.7%
Health Care Equipment & Supplies—4.3%
Boston Scientific Corp.[1]	484,787	8,406,206
Cooper Cos., Inc. (The)	127,510	22,569,270
Teleflex, Inc.	155,617	20,851,122
Zimmer Biomet Holdings, Inc.	131,540	13,689,368
		65,515,966
Health Care Providers & Services—0.8%
Humana, Inc.	67,980	12,378,478
Health Care Technology—1.4%
MedAssets, Inc.[1]	935,290	21,792,257
Life Sciences Tools & Services—2.0%
Quintiles Transnational Holdings, Inc.[1]	399,531	30,652,019
Pharmaceuticals—2.2%
Indivior plc, Sponsored ADR[1]	1,048,694	21,424,818
Jazz Pharmaceuticals plc[1]	60,370	11,605,529
		33,030,347
Industrials—12.1%
Aerospace & Defense—1.9%
Esterline Technologies Corp.[1]	59,240	5,252,218
L-3 Communications Holdings, Inc.	136,880	15,804,165
Orbital ATK, Inc.	126,550	8,978,723
		30,035,106
Airlines—0.9%
Air Canada[1]	1,504,063	13,596,729
Commercial Services & Supplies—1.8%
Deluxe Corp.	419,490	27,027,741

2  OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Electrical Equipment—2.1%
Eaton Corp. plc	341,320	$20,677,166
Hubbell, Inc., Cl. B	107,940	11,270,015

		31,947,181
Machinery—2.3%
Oshkosh Corp.	306,810	11,210,837
Parker-Hannifin Corp.	95,110	10,723,653
Sun Hydraulics Corp.	93,680	3,318,146
Timken Co. (The)	224,390	7,490,138
TriMas Corp.[1]	124,070	2,915,645

		35,658,419
Professional Services—0.9%
On Assignment, Inc.[1]	355,000	13,603,600
Trading Companies & Distributors—2.2%
HD Supply
Holdings, Inc.[1]	945,780	33,858,924
Information Technology—9.1%
Electronic Equipment, Instruments, & Components—1.7%
Avnet, Inc.	233,480	9,743,120
Dolby Laboratories, Inc., Cl. A	268,850	9,450,078
Flextronics International Ltd.[1]	661,690	7,285,207

		26,478,405
Semiconductors & Semiconductor Equipment—2.1%
Atmel Corp.	994,160	8,231,644
Lam Research Corp.	135,370	10,405,892
Semtech Corp.[1]	763,310	13,426,623

		32,064,159
Software—3.7%
Check Point Software Technologies Ltd.[1]	198,280	16,015,076
Synopsys, Inc.[1]	514,900	26,177,516
Verint Systems, Inc.[1]	247,710	14,421,676

		56,614,268

	Shares	Value
Technology Hardware, Storage & Peripherals—1.6%
Seagate Technology plc	99,250	$5,022,050
Western Digital Corp.	214,390	18,450,403

		23,472,453
Materials—7.1%
Chemicals—3.5%
Ashland, Inc.	75,080	8,583,145
International Flavors & Fragrances, Inc.	141,730	16,382,571
PPG Industries, Inc.	135,150	14,647,557
RPM International, Inc.	159,890	7,494,044
Westlake Chemical Corp.	110,910	6,928,548

		54,035,865
Containers & Packaging—2.3%
Ball Corp.	178,350	12,099,264
Owens-Illinois, Inc.[1]	513,980	10,973,473
WestRock Co.[1]	188,700	11,899,422

		34,972,159
Paper & Forest Products—1.3%
Louisiana-Pacific Corp.[1]	1,369,310	20,183,630
Utilities—6.5%
Electric Utilities—1.5%
Emera, Inc.	255,862	8,533,624
Portland General Electric Co.	259,000	9,326,590
UIL Holdings Corp.	96,060	4,605,117

		22,465,331
Independent Power and Renewable Electricity Producers—0.7%
AES Corp.	853,180	10,920,704
Multi-Utilities—3.4%
Alliant Energy Corp.	202,900	12,480,379
Ameren Corp.	495,220	20,343,638
Avista Corp.	284,050	9,379,331
DTE Energy Co.	125,590	10,104,971

		52,308,319

3  OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Water Utilities—0.9%
American Water
Works Co., Inc.	251,900	$13,076,129
Total Common Stocks
(Cost $1,285,313,618)		1,507,822,357

	Shares	Value
Investment Company—1.7%
Oppenheimer
Institutional
Money Market
Fund, Cl. E,
0.16%[3,4] (Cost
$26,175,924)	26,175,924	$26,175,924
Total Investments, at Value (Cost $1,311,489,542)	100.3%	1,533,998,281
Net Other Assets
(Liabilities)	(0.3)	(3,917,269)
Net Assets	100.0%	$1,530,081,012

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares July 31, 2015
Oppenheimer Institutional Money
Market Fund, Cl. E	8,807,907	254,208,554	236,840,537	26,175,924

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$26,175,924	$10,604

4  OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

1. Organization

Oppenheimer Mid Cap Value Fund (the “Fund”), formerly Oppenheimer Small- & Mid- Cap Value Fund, a series of Oppenheimer Quest for Value Funds, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is

5  OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a

6  OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

7  OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$199,610,701	$—	$—	$199,610,701
Consumer Staples	85,391,073	—	—	85,391,073
Energy	81,029,334	—	—	81,029,334
Financials	446,103,060	—	—	446,103,060
Health Care	163,369,067	—	—	163,369,067
Industrials	185,727,700	—	—	185,727,700
Information Technology	138,629,285	—	—	138,629,285
Materials	109,191,654	—	—	109,191,654
Utilities	98,770,483	—	—	98,770,483
Investment Company	26,175,924	—	—	26,175,924
Total Assets	$1,533,998,281	$—	$—	$1,533,998,281

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s Investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund.

The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for

8  OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,314,510,604

Gross unrealized appreciation	$271,850,538
Gross unrealized depreciation	(52,362,861)

Net unrealized appreciation	$219,487,677

9  OPPENHEIMER MID CAP VALUE FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/9/2015